Schedule of Investments (unaudited)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.60%, 08/01/31	$5	$4,493
3.38%, 03/01/41	5	3,721
4.65%, 10/01/28	5	5,003
		13,217
Aerospace & Defense — 0.6%
Boeing Co.(The)
2.95%, 02/01/30	10	9,423
3.25%, 02/01/28	20	19,620
3.25%, 02/01/35	10	8,693
3.45%, 11/01/28	5	4,877
3.60%, 05/01/34	17	15,344
3.63%, 02/01/31	30	28,605
3.63%, 03/01/48	5	3,569
3.95%, 08/01/59	15	10,748
5.15%, 05/01/30	45	45,737
5.71%, 05/01/40	40	40,766
5.81%, 05/01/50	20	19,820
5.93%, 05/01/60	15	14,848
6.30%, 05/01/29	20	20,925
6.53%, 05/01/34	20	21,835
6.86%, 05/01/54	5	5,647
Embraer Netherlands Finance BV, 5.98%, 02/11/35	20	20,700
General Dynamics Corp.
2.85%, 06/01/41	5	3,718
3.63%, 04/01/30	15	14,536
4.25%, 04/01/40	25	22,458
4.25%, 04/01/50	15	12,659
General Electric Co.
4.90%, 01/29/36	25	24,963
6.75%, 03/15/32	10	11,053
HEICO Corp.
5.25%, 08/01/28	5	5,080
5.35%, 08/01/33	5	5,100
Hexcel Corp., 5.88%, 02/26/35	20	20,600
Honeywell Aerospace, Inc.
4.95%, 03/16/36(a)	50	49,409
5.73%, 03/16/56(a)	5	5,002
Howmet Aerospace, Inc., 5.95%, 02/01/37	25	26,570
L3Harris Technologies, Inc.
4.85%, 04/27/35	5	4,917
5.05%, 04/27/45	10	9,342
5.40%, 07/31/33	15	15,392
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,308
3.80%, 03/01/45	5	3,970
3.90%, 06/15/32	5	4,842
4.09%, 09/15/52	15	11,777
4.15%, 06/15/53	5	3,956
4.50%, 02/15/29	15	15,051
4.70%, 05/15/46	5	4,445
4.75%, 02/15/34	15	14,942
5.10%, 11/15/27	5	5,073
5.20%, 02/15/55(b)	10	9,358
5.90%, 11/15/63	5	5,135
Series B, 6.15%, 09/01/36	5	5,445
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,917
4.40%, 05/01/30	5	4,983
Security	Par (000)	Value
Aerospace & Defense (continued)
4.90%, 06/01/34	$20	$19,959
5.25%, 07/15/35	15	15,274
RTX Corp.
2.25%, 07/01/30	15	13,731
2.82%, 09/01/51	10	6,193
3.03%, 03/15/52	10	6,434
3.75%, 11/01/46	15	11,472
4.13%, 11/16/28	5	4,968
4.45%, 11/16/38	5	4,631
4.50%, 06/01/42	25	22,325
4.63%, 11/16/48	15	12,929
4.80%, 12/15/43	10	9,018
5.15%, 02/27/33	10	10,194
6.00%, 03/15/31	10	10,587
6.05%, 06/01/36	10	10,743
6.10%, 03/15/34	20	21,476
		802,092
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	15	13,215
3.40%, 05/06/30	5	4,782
3.40%, 02/04/41	10	7,621
3.70%, 02/04/51	10	6,946
3.88%, 09/16/46	10	7,441
4.45%, 05/06/50	10	7,897
4.80%, 02/14/29	20	20,129
5.38%, 01/31/44	20	18,675
5.80%, 02/14/39	15	15,216
Archer-Daniels-Midland Co.
3.25%, 03/27/30	15	14,338
3.75%, 09/15/47	5	3,810
4.50%, 08/15/33	5	4,950
4.50%, 03/15/49	15	12,838
5.38%, 09/15/35	4	4,118
BAT Capital Corp.
2.26%, 03/25/28	30	28,864
3.46%, 09/06/29	5	4,826
3.56%, 08/15/27	18	17,840
3.98%, 09/25/50	5	3,636
4.39%, 08/15/37	25	22,873
4.54%, 08/15/47	17	13,990
4.74%, 03/16/32	15	14,962
5.28%, 04/02/50	10	8,985
5.83%, 02/20/31	5	5,218
6.00%, 02/20/34	15	15,851
7.08%, 08/02/43	15	16,692
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	15	13,711
3.20%, 04/21/31	5	4,667
Philip Morris International, Inc.
1.75%, 11/01/30	5	4,436
2.10%, 05/01/30	5	4,561
3.13%, 08/17/27	5	4,938
3.88%, 08/21/42	10	8,164
4.25%, 10/29/32	15	14,562
4.25%, 11/10/44	11	9,218
4.38%, 11/15/41	10	8,760
4.88%, 02/15/28	5	5,043
4.88%, 11/15/43	5	4,548
5.13%, 11/17/27	40	40,454
5.75%, 11/17/32	20	20,982

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
6.38%, 05/16/38	$20	$21,910
Reynolds American, Inc., 5.70%, 08/15/35	5	5,159
		466,826
Airlines — 0.1%
American Airlines 2026-1 Class A Pass Through Trust, Series A, 5.25%, 05/10/40	5	4,979
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	10,334
Series 2016-3, Class AA, 3.00%, 04/15/30	8	7,937
Series 2017-2, Class AA, 3.35%, 04/15/31	3	2,720
Series A, Class A, 2.88%, 01/11/36	8	7,255
Delta Air Lines, Inc.
4.95%, 07/10/28	5	5,027
5.25%, 07/10/30	15	15,173
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	6	6,026
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,045
Southwest Airlines Co.
2.63%, 02/10/30	10	9,250
5.13%, 06/15/27	20	20,118
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,113
Series 2016-2, Class AA, 2.88%, 04/07/30	3	2,788
Series 2018-1, Class AA, 3.50%, 09/01/31	3	2,988
Series 2020-1, 5.88%, 04/15/29	9	9,442
		121,195
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/30	10	9,449
3.25%, 03/27/40	15	11,935
3.38%, 11/01/46	10	7,237
3.38%, 03/27/50	15	10,594
3.63%, 05/01/43	10	7,847
3.88%, 11/01/45	10	7,929
Tapestry, Inc., 3.05%, 03/15/32	5	4,518
		59,509
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,740
4.60%, 04/17/30	5	4,962
4.90%, 01/10/34	15	14,776
5.85%, 10/04/30	10	10,384
Series A, 4.55%, 04/10/28	5	4,998
Series A, 4.90%, 04/10/31	5	4,987
Cummins, Inc.
1.50%, 09/01/30	15	13,297
2.60%, 09/01/50	5	3,012
5.15%, 02/20/34	15	15,280
Ford Motor Co., 4.75%, 01/15/43	20	15,927
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	188,877
4.13%, 08/17/27	200	198,470
General Motors Co.
4.20%, 10/01/27	5	4,986
5.20%, 04/01/45	10	8,870
5.40%, 10/15/29	10	10,216
5.60%, 10/15/32	15	15,454
5.95%, 04/01/49(b)	10	9,611
6.25%, 10/02/43	10	10,052
6.75%, 04/01/46	5	5,274
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 10/01/27	$10	$10,269
General Motors Financial Co., Inc.
2.35%, 01/08/31	20	17,927
2.70%, 06/10/31	20	18,042
5.35%, 01/07/30	35	35,687
5.45%, 01/08/36(b)	5	4,990
5.80%, 06/23/28	5	5,111
5.90%, 01/07/35	10	10,331
5.95%, 04/04/34	15	15,576
6.00%, 01/09/28	5	5,107
6.10%, 01/07/34	15	15,722
6.15%, 07/15/35	10	10,451
PACCAR Financial Corp., 4.60%, 01/31/29	10	10,120
Toyota Motor Credit Corp.
3.05%, 01/11/28	5	4,915
4.55%, 05/17/30	5	5,006
4.63%, 01/12/28	10	10,075
4.70%, 01/12/33	5	4,984
4.80%, 01/05/34	5	4,975
5.05%, 05/16/29	50	50,907
Series B, 3.75%, 01/12/28	20	19,877
Series B, 4.60%, 03/11/33	10	9,852
		818,097
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd., 3.10%, 12/01/51	35	21,560
BorgWarner, Inc., 2.65%, 07/01/27	15	14,741
Lear Corp.
3.50%, 05/30/30	5	4,761
3.55%, 01/15/52	10	6,776
5.25%, 05/15/49	5	4,535
Magna International, Inc.
2.45%, 06/15/30	10	9,177
5.50%, 03/21/33	5	5,141
		66,691
Banks — 6.8%
Banco Santander SA
4.38%, 04/12/28	200	199,386
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	200	203,859
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	15	13,398
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	15	14,284
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	35	30,948
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	20	17,442
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	25	23,132
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	35	31,197
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	20	18,483
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	5	3,628
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	25	22,692
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	5	3,134
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	30	27,126
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)(c)	5	3,231
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	15	14,365
3.25%, 10/21/27	45	44,518
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	35	27,064
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	25	24,602
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	5	4,655

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	$12	$11,891
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	15	14,756
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	20	17,480
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	30	23,688
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	20	18,293
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	20	16,480
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	25	21,272
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	10	9,953
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	35	34,365
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	20	19,889
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	35	35,220
5.00%, 01/21/44	35	32,879
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	40	40,200
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	10	10,166
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	25	25,305
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	55	55,852
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	80	81,752
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	5	5,122
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	15	15,399
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	40	41,932
5.88%, 02/07/42	25	25,859
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	5	5,123
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	15	13,612
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	20	14,198
Bank of Montreal, 3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	5	4,469
Bank of New York Mellon Corp.(The)
2.50%, 01/26/32	5	4,503
3.30%, 08/23/29	5	4,815
3.85%, 04/26/29	85	83,943
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	5	4,946
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	25	25,039
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	10	10,157
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	5	5,130
Bank of Nova Scotia(The)
2.15%, 08/01/31	5	4,427
2.45%, 02/02/32	5	4,430
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	5	4,809
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	15	14,801
Barclays PLC
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	200	207,398
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	200	223,705
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	5	4,866
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	5	4,702
5.00%, 04/28/28	5	5,057
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	15	13,315
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	15	13,495
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	25	22,996
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	5	4,653
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	5	3,623
Security	Par (000)	Value
Banks (continued)
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	$35	$31,739
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.65%)(c)	5	4,959
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	30	28,277
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	5	4,342
4.13%, 07/25/28	40	39,629
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	25	24,714
4.45%, 09/29/27	10	9,994
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	20	19,917
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	30	29,868
5.30%, 05/06/44	5	4,699
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	10	9,821
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	5	5,091
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	10	9,798
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	30	30,600
5.88%, 02/22/33	25	26,058
6.00%, 10/31/33	10	10,449
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	35	36,044
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	40	41,805
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	40	42,722
6.63%, 06/15/32	25	27,172
8.13%, 07/15/39	15	18,761
Citizens Financial Group, Inc., 2.64%, 09/30/32	5	4,309
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	49,246
Deutsche Bank AG/New York, 3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	190	179,040
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	5	4,920
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	5	4,897
8.25%, 03/01/38	10	12,116
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,232
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	25	24,945
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	20	17,597
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	35	30,956
2.60%, 02/07/30	25	23,304
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	35	31,519
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	25	22,243
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	15	10,819
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	30	27,194
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	15	11,301
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	20	15,277
3.80%, 03/15/30	10	9,702
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(c)	5	4,930
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	20	17,544
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	10	9,932
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	25	24,816
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	15	13,530
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	25	24,273
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	20	19,708
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	15	14,672
5.15%, 05/22/45	20	18,263
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	20	20,112
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	20	20,543
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	15	14,793

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	$50	$52,023
6.25%, 02/01/41	15	15,941
6.45%, 05/01/36	20	21,331
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	15	16,287
6.75%, 10/01/37	25	27,340
HSBC Bank USA N.A, 7.00%, 01/15/39	70	78,758
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	110	107,787
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	200	199,775
4.76%, 06/09/28, (1-day SOFR + 2.11%)(c)	200	200,545
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	200	212,904
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	10	10,695
Huntington Bancshares, Inc./Ohio
5.02%, 05/17/33, (1-day SOFR + 2.05%)(c)	5	4,972
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	20	20,444
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	200	203,658
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	10	8,815
2.18%, 06/01/28, (1-day SOFR + 1.89%)(c)	15	14,684
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	15	13,848
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	20	17,834
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	35	31,617
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	21	19,641
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	45	40,814
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	25	16,685
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	25	19,058
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	15	10,369
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(c)	15	14,768
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	40	31,258
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	10	9,928
4.25%, 10/01/27	5	5,004
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	20	16,597
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	30	29,548
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	10	10,049
4.85%, 02/01/44	5	4,606
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	5	4,871
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	75	75,094
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	40	39,485
4.95%, 06/01/45	5	4,595
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	10	10,152
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	45	45,434
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	30	30,421
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	50	50,997
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	30	30,696
5.50%, 10/15/40	15	15,316
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	5	5,144
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	45	46,148
5.60%, 07/15/41	30	30,527
5.63%, 08/16/43	20	20,086
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	35	36,174
Security	Par (000)	Value
Banks (continued)
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	$25	$26,007
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	20	21,465
6.40%, 05/15/38	5	5,524
8.75%, 09/01/30	5	5,762
KeyCorp
2.55%, 10/01/29	20	18,717
5.31%, 01/28/37, (1-day SOFR + 1.37%)(c)	5	4,924
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	20	12,909
0.00%, 06/29/37(d)	165	100,049
3.50%, 08/27/27	5	4,972
3.75%, 02/15/28	45	44,816
3.75%, 07/15/30	45	44,387
3.88%, 06/15/28	10	9,974
4.00%, 03/15/29	5	4,993
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	5	4,370
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	81,432
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	200	170,161
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	5	4,927
Mizuho Financial Group, Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	200	180,590
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	30	26,118
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	35	30,488
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	25	21,976
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	25	21,740
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	45	39,866
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	25	23,275
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	10	6,234
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	25	22,528
3.59%, 07/22/28(c)	25	24,753
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	50	48,005
3.97%, 07/22/38(c)	40	35,177
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	5	4,946
4.30%, 01/27/45	10	8,449
4.38%, 01/22/47	5	4,193
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	15	14,911
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	5	4,620
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	10	9,842
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	70	69,715
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	25	24,772
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	35	34,878
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	10	10,092
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	25	25,257
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	25	25,027
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	30	30,267
5.45%, 07/20/29, (1-day SOFR + 1.63%)(c)	10	10,170
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	30	30,562
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	25	25,630
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	15	15,379
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	25	25,746
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	30	31,263
5.94%, 02/07/39, (5-year CMT + 1.80%)(c)	20	20,665
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	10	10,355
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	5	5,126
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	30	32,130
6.38%, 07/24/42	15	16,342
7.25%, 04/01/32	30	33,869

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	$15	$14,548
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(c)	200	201,150
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	5	4,464
3.45%, 04/23/29	17	16,573
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	5	4,857
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	15	15,047
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	15	15,219
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	10	10,241
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	5	5,257
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	15	16,572
Regions Financial Corp., 7.38%, 12/10/37	5	5,665
Royal Bank of Canada
3.88%, 05/04/32	10	9,595
4.24%, 08/03/27	5	5,004
4.95%, 02/01/29	10	10,167
5.00%, 02/01/33	5	5,047
Santander Holdings USA, Inc., 6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	5	5,146
State Street Corp.
2.20%, 03/03/31	5	4,482
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	85	87,472
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	200	188,774
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	10	9,833
5.77%, 01/13/33	200	209,011
Toronto-Dominion Bank(The)
2.00%, 09/10/31	5	4,426
3.20%, 03/10/32	10	9,210
4.11%, 06/08/27	5	4,998
4.46%, 06/08/32	15	14,770
4.69%, 09/15/27	5	5,026
4.93%, 10/15/35	25	24,568
Truist Financial Corp.
4.12%, 06/06/28, (1-day SOFR + 1.37%)(c)	5	4,988
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	10	9,880
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	5	5,032
4.92%, 07/28/33, (1-day SOFR + 2.24%)(c)	5	4,902
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	10	9,704
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	10	10,102
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	10	10,300
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	10	10,407
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	10	8,690
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	15	14,805
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	20	20,660
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	10	10,436
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	15	15,692
UBS AG/Stamford CT, 7.50%, 02/15/28	225	236,831
Wachovia Corp., 5.50%, 08/01/35	6	6,053
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(c)	35	34,328
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	10	9,268
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	10	9,440
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	35	26,568
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	25	23,013
3.90%, 05/01/45	30	23,758
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	10	9,884
Security	Par (000)	Value
Banks (continued)
4.65%, 11/04/44	$25	$21,188
4.75%, 12/07/46	15	12,736
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	25	24,911
4.90%, 11/17/45	25	21,888
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	30	26,867
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	10	10,148
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	5	5,003
5.38%, 11/02/43	15	14,126
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	30	30,522
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	10	9,600
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	35	35,982
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	15	15,290
5.61%, 01/15/44	12	11,591
5.95%, 12/01/86	10	10,198
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	25	27,076
Wells Fargo Bank NA, 5.85%, 02/01/37	20	20,713
Westpac Banking Corp.
2.65%, 01/16/30	5	4,712
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	15	13,532
2.96%, 11/16/40	5	3,697
3.13%, 11/18/41	5	3,694
4.11%, 07/24/34, (5-year CMT + 2.00%)(c)	5	4,882
4.42%, 07/24/39	20	17,937
5.05%, 04/16/29	40	40,849
		8,449,374
Beverages — 0.6%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	25	24,339
4.90%, 02/01/46	10	9,140
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	10	8,887
4.70%, 02/01/36	5	4,867
4.90%, 02/01/46	15	13,613
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	5	4,829
4.38%, 04/15/38	10	9,346
4.44%, 10/06/48	15	12,708
4.75%, 01/23/29	25	25,206
4.75%, 04/15/58	5	4,305
4.90%, 01/23/31	5	5,085
4.95%, 01/15/42	15	14,125
5.00%, 06/15/34	5	5,052
5.45%, 01/23/39	20	20,386
5.55%, 01/23/49	35	34,434
5.80%, 01/23/59	10	10,182
Brown-Forman Corp., 4.75%, 04/15/33	5	4,932
Coca-Cola Co.(The)
1.38%, 03/15/31	10	8,721
1.50%, 03/05/28	5	4,788
2.13%, 09/06/29	20	18,765
2.25%, 01/05/32	15	13,438
2.50%, 06/01/40	10	7,340
2.50%, 03/15/51	30	17,849
2.75%, 06/01/60	30	17,395
2.88%, 05/05/41	5	3,798
3.45%, 03/25/30	5	4,857
4.20%, 03/25/50	10	8,262
Constellation Brands, Inc.
3.15%, 08/01/29	5	4,788

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.75%, 05/01/50	$15	$10,964
4.50%, 05/09/47	5	4,136
4.75%, 05/09/32	5	4,954
Diageo Capital PLC, 2.00%, 04/29/30	130	117,947
Diageo Investment Corp., 7.45%, 04/15/35	5	5,846
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	15	14,118
3.35%, 03/15/51	15	9,789
3.80%, 05/01/50	5	3,550
3.95%, 04/15/29	15	14,722
4.05%, 04/15/32	10	9,529
Series 10, 5.20%, 03/15/31	5	5,066
Maple Parent Holdings Corp., 5.05%, 03/26/31(a)	25	25,018
Molson Coors Beverage Co., 4.20%, 07/15/46	20	15,990
PepsiCo, Inc.
1.40%, 02/25/31	15	13,088
1.95%, 10/21/31	10	8,810
2.63%, 07/29/29	5	4,758
2.63%, 10/21/41	10	7,156
2.75%, 03/19/30	25	23,579
2.75%, 10/21/51	5	3,094
2.88%, 10/15/49	15	9,747
3.00%, 10/15/27	5	4,935
3.38%, 07/29/49	8	5,695
3.45%, 10/06/46	15	11,143
3.60%, 02/18/28	5	4,957
3.90%, 07/18/32	15	14,568
4.00%, 05/02/47	5	4,021
4.45%, 05/15/28	25	25,148
4.45%, 04/14/46	5	4,345
4.88%, 11/01/40	10	9,601
7.00%, 03/01/29	5	5,346
		723,057
Biotechnology — 0.4%
Amgen, Inc.
2.45%, 02/21/30	25	23,200
2.77%, 09/01/53	25	14,843
2.80%, 08/15/41	20	14,495
3.15%, 02/21/40	15	11,666
3.20%, 11/02/27	30	29,567
4.05%, 08/18/29	20	19,759
4.20%, 03/01/33	5	4,818
4.20%, 02/22/52	5	3,914
4.40%, 05/01/45	20	16,947
4.56%, 06/15/48	20	16,908
4.66%, 06/15/51	30	25,419
4.88%, 03/01/53	5	4,342
5.25%, 03/02/30	45	45,979
5.25%, 03/02/33	15	15,317
5.60%, 03/02/43	35	34,716
6.38%, 06/01/37	5	5,451
6.40%, 02/01/39	5	5,390
Biogen, Inc.
2.25%, 05/01/30	15	13,698
3.15%, 05/01/50	30	19,398
Gilead Sciences, Inc.
1.20%, 10/01/27	25	24,042
2.80%, 10/01/50	15	9,468
4.00%, 09/01/36	10	9,195
4.50%, 02/01/45	15	13,069
4.60%, 09/01/35	15	14,636
Security	Par (000)	Value
Biotechnology (continued)
4.75%, 03/01/46	$15	$13,455
4.80%, 04/01/44	10	9,114
5.55%, 10/15/53	5	4,919
5.65%, 12/01/41	10	10,203
Illumina, Inc.
2.55%, 03/23/31	10	9,047
5.75%, 12/13/27	10	10,170
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	10	8,855
2.80%, 09/15/50	15	9,118
Royalty Pharma PLC
2.20%, 09/02/30	10	9,036
3.35%, 09/02/51	10	6,664
3.55%, 09/02/50	15	10,451
		497,269
Building Materials — 0.2%
Carlisle Companies, Inc.
2.20%, 03/01/32	15	12,973
2.75%, 03/01/30	5	4,678
3.75%, 12/01/27	15	14,862
Carrier Global Corp.
2.70%, 02/15/31	10	9,182
2.72%, 02/15/30	20	18,718
3.38%, 04/05/40	15	12,010
3.58%, 04/05/50	15	10,916
5.90%, 03/15/34	14	14,762
Eagle Materials, Inc.
2.50%, 07/01/31	5	4,472
5.00%, 03/15/36	25	24,133
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	10	9,544
Johnson Controls International PLC, 4.50%, 02/15/47	10	8,495
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,905
Lennox International, Inc., 1.70%, 08/01/27	5	4,854
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10	8,957
3.20%, 07/15/51	10	6,633
3.45%, 06/01/27	20	19,823
3.50%, 12/15/27	20	19,748
Masco Corp., 2.00%, 10/01/30	5	4,449
Owens Corning
3.88%, 06/01/30	5	4,856
4.30%, 07/15/47	10	8,083
7.00%, 12/01/36	15	16,860
Trane Technologies Financing Ltd.
3.80%, 03/21/29	15	14,767
4.50%, 03/21/49	5	4,267
Trane Technologies Holdco, Inc., 4.30%, 02/21/48	5	4,125
Vulcan Materials Co.
3.50%, 06/01/30	10	9,578
4.50%, 06/15/47	10	8,494
4.70%, 03/01/48	5	4,352
		293,496
Chemicals — 0.4%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	10	7,393
2.80%, 05/15/50	15	9,374
4.80%, 03/03/33	10	10,072
Albemarle Corp., 5.05%, 06/01/32(b)	10	10,032
CF Industries, Inc., 5.15%, 03/15/34	10	9,967

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co.(The)
2.10%, 11/15/30	$5	$4,426
4.25%, 10/01/34	10	9,174
4.38%, 11/15/42	15	12,149
5.15%, 02/15/34	10	9,855
5.55%, 11/30/48	15	13,347
5.60%, 02/15/54	5	4,442
6.30%, 03/15/33	10	10,564
6.90%, 05/15/53(b)	5	5,247
DuPont de Nemours, Inc.
5.32%, 11/15/38	8	7,892
5.42%, 11/15/48	3	2,833
Eastman Chemical Co.
4.65%, 10/15/44	10	8,528
4.80%, 09/01/42	5	4,430
5.00%, 08/01/29	5	5,043
Ecolab, Inc., 2.13%, 08/15/50	30	16,244
EIDP, Inc.
2.30%, 07/15/30	30	27,674
4.80%, 05/15/33	5	4,937
5.13%, 05/15/32	5	5,059
Linde, Inc./CT, 2.00%, 08/10/50	20	10,721
LYB International Finance BV, 4.88%, 03/15/44	10	8,455
LYB International Finance III LLC
2.25%, 10/01/30	20	17,935
3.63%, 04/01/51	10	6,609
3.80%, 10/01/60	10	6,372
4.20%, 10/15/49	5	3,666
4.20%, 05/01/50	5	3,654
5.50%, 03/01/34	15	15,012
Mosaic Co.(The)
5.38%, 11/15/28	15	15,243
5.45%, 11/15/33(b)	10	10,130
Nutrien Ltd.
3.95%, 05/13/50	5	3,753
4.13%, 03/15/35	10	9,210
4.20%, 04/01/29	25	24,802
4.90%, 03/27/28	10	10,083
5.40%, 06/21/34	5	5,095
PPG Industries, Inc., 3.75%, 03/15/28	25	24,747
RPM International, Inc., 2.95%, 01/15/32	15	13,562
Sherwin-Williams Co.(The)
2.95%, 08/15/29	5	4,765
3.45%, 06/01/27	75	74,442
3.80%, 08/15/49	25	18,692
Westlake Corp., 5.00%, 08/15/46	15	12,917
		498,547
Commercial Services — 0.5%
Automatic Data Processing, Inc.
1.25%, 09/01/30	5	4,394
1.70%, 05/15/28	15	14,324
California Institute of Technology, 4.32%, 08/01/45	5	4,322
Case Western Reserve University, 5.41%, 06/01/2122	5	4,506
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,693
Cornell University, Series 2025, 4.17%, 06/15/30	5	4,955
Duke University, Series 2020, 2.76%, 10/01/50	5	3,190
Emory University, Series 2020, 2.97%, 09/01/50	10	6,614
Equifax, Inc.
2.35%, 09/15/31	5	4,408
3.10%, 05/15/30	5	4,698
George Washington University (The), 4.87%, 09/15/45	15	13,633
Security	Par (000)	Value
Commercial Services (continued)
Global Payments, Inc.
2.90%, 05/15/30	$5	$4,590
2.90%, 11/15/31	10	8,830
3.20%, 08/15/29	40	37,863
5.30%, 08/15/29	15	15,138
5.40%, 08/15/32	10	9,998
5.95%, 08/15/52(b)	5	4,737
Howard University, 5.21%, 10/01/52	5	4,135
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,012
Series A, 2.81%, 01/01/60	5	2,896
Leland Stanford Junior University(The)
1.29%, 06/01/27	30	29,201
2.41%, 06/01/50	10	5,949
3.65%, 05/01/48	5	3,883
Massachusetts Institute of Technology
3.07%, 04/01/52	5	3,337
3.96%, 07/01/38	5	4,567
5.60%, 07/01/2111	5	4,894
Series G, 2.29%, 07/01/51	5	2,840
Moody's Corp.
2.00%, 08/19/31	5	4,399
2.75%, 08/19/41	5	3,559
3.75%, 02/25/52	5	3,648
4.25%, 08/08/32	5	4,869
5.25%, 07/15/44	5	4,719
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	3,875
Northwestern University, 4.64%, 12/01/44	20	18,709
PayPal Holdings, Inc.
2.30%, 06/01/30	10	9,133
2.85%, 10/01/29	15	14,178
3.25%, 06/01/50	10	6,532
3.90%, 06/01/27	10	9,977
5.05%, 06/01/52	5	4,315
5.10%, 04/01/35	10	9,866
5.25%, 06/01/62	10	8,725
President and Fellows of Harvard College, 3.15%, 07/15/46	20	14,528
Quanta Services, Inc.
2.35%, 01/15/32	10	8,785
2.90%, 10/01/30	25	23,288
RELX Capital, Inc.
3.00%, 05/22/30	10	9,415
4.00%, 03/18/29	5	4,935
4.75%, 03/27/30	5	5,020
4.75%, 05/20/32	5	4,997
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,015
S&P Global, Inc.
2.90%, 03/01/32	15	13,684
2.95%, 03/01/29	5	4,805
3.25%, 12/01/49	5	3,444
3.70%, 03/01/52	5	3,701
3.90%, 03/01/62	15	10,879
4.25%, 05/01/29	10	9,950
4.25%, 01/15/31(a)	5	4,922
Thomas Jefferson University, 3.85%, 11/01/57	4	2,851
TR Finance LLC
5.50%, 08/15/35	4	4,058
5.85%, 04/15/40	10	10,031
Trustees of Boston College, 3.13%, 07/01/52	10	6,792

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Princeton University(The)
5.70%, 03/01/39	$15	$15,833
Series 2020, 2.52%, 07/01/50	10	6,159
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,044
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,227
University of Miami, 4.06%, 04/01/52	10	7,781
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,827
Series 2017, 3.39%, 02/15/48	10	7,355
University of Southern California
2.81%, 10/01/50	5	3,148
Series A, 3.23%, 10/01/2120	5	2,794
Verisk Analytics, Inc.
3.63%, 05/15/50	5	3,535
4.13%, 03/15/29	10	9,884
Washington University (The), 3.52%, 04/15/54	5	3,603
William Marsh Rice University
3.57%, 05/15/45	10	7,844
3.77%, 05/15/55	5	3,744
Yale University, Series 2020, 2.40%, 04/15/50	15	8,925
		568,914
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30	10	9,071
Apple, Inc.
1.65%, 05/11/30	5	4,534
2.38%, 02/08/41	5	3,554
2.40%, 08/20/50	25	14,583
2.55%, 08/20/60	30	16,323
2.65%, 05/11/50	30	18,570
2.95%, 09/11/49	25	16,555
3.00%, 11/13/27	44	43,399
3.25%, 08/08/29	35	34,086
3.35%, 08/08/32	20	19,005
3.45%, 02/09/45	15	11,542
3.75%, 11/13/47	45	35,085
3.85%, 05/04/43	35	29,174
3.85%, 08/04/46	29	23,196
4.30%, 05/10/33	5	4,993
4.38%, 05/13/45	25	21,923
4.50%, 02/23/36(b)	35	34,873
4.65%, 02/23/46	40	36,093
Booz Allen Hamilton, Inc., 5.95%, 04/15/35	5	5,050
CGI, Inc., 2.30%, 09/14/31	5	4,349
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,798
5.30%, 10/01/29	5	5,107
5.40%, 04/15/34	15	15,335
5.50%, 04/01/35	20	20,442
6.10%, 07/15/27	5	5,083
6.20%, 07/15/30	10	10,539
8.10%, 07/15/36	15	18,004
DXC Technology Co., 2.38%, 09/15/28	15	14,064
Fortinet, Inc., 2.20%, 03/15/31	10	8,941
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	15	14,710
5.60%, 10/15/54	15	13,825
6.20%, 10/15/35(b)	5	5,364
HP, Inc.
2.65%, 06/17/31	10	8,979
5.50%, 01/15/33(b)	5	5,123
Security	Par (000)	Value
Computers (continued)
6.00%, 09/15/41	$10	$10,257
International Business Machines Corp.
1.95%, 05/15/30	100	90,453
2.85%, 05/15/40	120	88,029
3.50%, 05/15/29	100	97,494
Kyndryl Holdings, Inc., 2.70%, 10/15/28	5	4,695
Leidos, Inc., 2.30%, 02/15/31	15	13,392
NetApp, Inc.
2.70%, 06/22/30	5	4,608
5.70%, 03/17/35	5	5,119
Teledyne FLIR LLC, 2.50%, 08/01/30	5	4,584
		852,903
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,852
3.25%, 08/15/32	15	14,106
3.70%, 08/01/47	10	7,728
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	10	6,602
4.15%, 03/15/47	5	3,978
5.15%, 05/15/53	5	4,500
Kenvue, Inc.
4.90%, 03/22/33	20	20,126
5.05%, 03/22/28	20	20,242
5.05%, 03/22/53	15	13,690
5.10%, 03/22/43	10	9,555
Procter & Gamble Co.(The)
1.20%, 10/29/30	5	4,378
3.00%, 03/25/30	35	33,440
3.60%, 03/25/50	15	11,465
3.95%, 01/26/28	10	9,988
4.55%, 10/24/34	5	5,002
5.80%, 08/15/34	10	10,743
Unilever Capital Corp.
3.50%, 03/22/28	105	103,779
5.90%, 11/15/32	26	27,908
		322,082
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	25,864
WW Grainger, Inc., 4.60%, 06/15/45	15	13,397
		39,261
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	137,274
3.85%, 10/29/41	15	12,102
Ally Financial, Inc., 6.18%, 07/26/35, (1-day SOFR + 2.29%)(c)	10	10,200
American Express Co.
4.05%, 12/03/42	15	12,629
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	5	4,839
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	10	10,043
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	5	5,074
5.28%, 07/26/35, (1-day SOFR + 1.42%)(c)	10	10,117
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	70	71,773
5.67%, 04/25/36, (1-day SOFR + 1.79%)(c)	10	10,367
Ameriprise Financial, Inc.
5.15%, 05/15/33	25	25,443
5.20%, 04/15/35	5	5,014

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	$5	$4,819
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(c)	5	4,846
Blue Owl Finance LLC
4.13%, 10/07/51(b)	5	3,439
6.25%, 04/18/34	5	4,966
Brookfield Asset Management Ltd., 6.08%, 09/15/55	20	20,195
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	10	6,785
Brookfield Finance, Inc.
2.72%, 04/15/31	10	9,080
3.50%, 03/30/51	5	3,423
4.35%, 04/15/30	10	9,835
4.70%, 09/20/47	10	8,511
Capital One Financial Corp.
5.40%, 01/30/37, (1-day SOFR + 1.51%)(c)	25	24,661
5.82%, 02/01/34, (1-day SOFR + 2.60%)(c)	5	5,142
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	15	15,345
6.38%, 06/08/34, (1-day SOFR + 2.86%)(c)	10	10,597
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	10	11,014
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	25	28,801
Cboe Global Markets, Inc.
1.63%, 12/15/30	10	8,795
3.00%, 03/16/32	15	13,775
Charles Schwab Corp.(The)
1.65%, 03/11/31	15	13,121
1.95%, 12/01/31	5	4,354
2.30%, 05/13/31	10	8,965
2.90%, 03/03/32	5	4,539
3.25%, 05/22/29	5	4,854
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	5	5,113
CI Financial Corp., 3.20%, 12/17/30	5	4,515
CME Group, Inc.
2.65%, 03/15/32	20	18,099
4.15%, 06/15/48	5	4,173
Franklin Resources, Inc., 1.60%, 10/30/30	20	17,608
Intercontinental Exchange, Inc.
1.85%, 09/15/32	20	16,897
2.10%, 06/15/30	10	9,102
3.00%, 06/15/50	30	19,646
4.35%, 06/15/29	5	4,981
4.60%, 03/15/33	15	14,855
Invesco Finance PLC, 5.38%, 11/30/43	10	9,547
Jefferies Financial Group, Inc.
2.63%, 10/15/31	10	8,739
2.75%, 10/15/32	10	8,554
4.15%, 01/23/30	10	9,696
6.25%, 01/15/36	5	5,154
Legg Mason, Inc., 5.63%, 01/15/44	10	9,850
Mastercard, Inc.
2.95%, 06/01/29	5	4,823
3.35%, 03/26/30	15	14,476
3.50%, 02/26/28	10	9,898
3.65%, 06/01/49	5	3,737
3.95%, 02/26/48	20	15,809
4.88%, 03/09/28	5	5,062
Nasdaq, Inc.
1.65%, 01/15/31	20	17,584
5.55%, 02/15/34	4	4,131
Nomura Holdings, Inc., 5.78%, 07/03/34	200	207,037
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial, Inc.
3.75%, 04/01/51	$5	$3,620
4.65%, 04/01/30	10	10,029
4.95%, 07/15/46	5	4,484
Stifel Financial Corp., 4.00%, 05/15/30	10	9,710
Sumisho Air Lease Corp.
2.88%, 01/15/32	25	22,325
3.63%, 12/01/27	8	7,889
Synchrony Financial
2.88%, 10/28/31	5	4,401
3.95%, 12/01/27	5	4,948
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	20	20,053
Visa, Inc.
1.10%, 02/15/31	30	25,962
2.75%, 09/15/27	30	29,525
4.15%, 12/14/35	50	47,721
4.70%, 02/12/36	25	24,768
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	5	4,859
5.70%, 07/15/43	5	4,911
		1,219,028
Electric — 2.8%
AEP Texas, Inc.
3.45%, 05/15/51	10	6,720
3.80%, 10/01/47	5	3,699
3.95%, 06/01/28	20	19,794
5.25%, 05/15/52	10	9,002
Series G, 4.15%, 05/01/49	10	7,638
Series H, 3.45%, 01/15/50	15	10,214
Series I, 2.10%, 07/01/30	5	4,536
AEP Transmission Co. LLC
4.50%, 06/15/52	10	8,293
5.40%, 03/15/53	15	14,291
AES Corp. (The), 2.45%, 01/15/31	5	4,479
Alabama Power Co., 3.00%, 03/15/52	10	6,378
Ameren Corp.
1.75%, 03/15/28	5	4,768
5.00%, 05/15/36	10	9,776
5.38%, 03/15/35	25	25,310
Ameren Illinois Co.
2.90%, 06/15/51	10	6,252
3.25%, 03/15/50	15	10,151
3.85%, 09/01/32	10	9,526
American Electric Power Co., Inc.
2.30%, 03/01/30	15	13,795
3.25%, 03/01/50	15	10,030
5.63%, 03/01/33	5	5,187
6.95%, 12/15/54, (5-year CMT + 2.68%)(c)	15	16,036
Appalachian Power Co., Series AA, 2.70%, 04/01/31	10	9,119
Arizona Public Service Co.
2.20%, 12/15/31	5	4,363
2.65%, 09/15/50	10	5,970
3.35%, 05/15/50	10	6,758
3.75%, 05/15/46	5	3,757
5.55%, 08/01/33	5	5,137
Avangrid, Inc., 3.80%, 06/01/29	15	14,620
Avista Corp., 4.35%, 06/01/48	5	4,038
Baltimore Gas and Electric Co., 3.75%, 08/15/47	15	11,237
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	12,253
3.70%, 07/15/30	20	19,387

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/48	$10	$7,478
4.45%, 01/15/49	10	8,200
4.50%, 02/01/45	20	17,141
Black Hills Corp.
2.50%, 06/15/30	10	9,152
5.95%, 03/15/28	20	20,452
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,033
5.05%, 03/01/35	5	4,996
5.30%, 04/01/53	10	9,417
Series AD, 2.90%, 07/01/50	5	3,190
Series AF, 3.35%, 04/01/51	15	10,353
Series ai., 4.45%, 10/01/32	10	9,821
CenterPoint Energy, Inc., 2.95%, 03/01/30	14	13,122
CMS Energy Corp.
3.45%, 08/15/27	15	14,823
4.75%, 06/01/50, (5-year CMT + 4.12%)(c)	5	4,909
6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	10	10,269
Commonwealth Edison Co.
2.20%, 03/01/30	5	4,604
3.65%, 06/15/46	15	11,301
3.70%, 08/15/28	5	4,936
4.00%, 03/01/48	5	3,923
4.00%, 03/01/49	10	7,755
4.70%, 01/15/44	10	8,857
5.30%, 02/01/53	10	9,322
Series 133, 3.85%, 03/15/52	5	3,702
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	10	7,906
4.90%, 07/01/33	10	10,058
Series A, 4.15%, 06/01/45	5	4,089
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	10	6,719
3.85%, 06/15/46	5	3,864
3.95%, 03/01/43	5	4,070
4.45%, 03/15/44	15	12,887
4.50%, 12/01/45	5	4,263
4.50%, 05/15/58	15	12,103
4.63%, 12/01/54	10	8,341
6.15%, 11/15/52	10	10,442
Series 20B, 3.95%, 04/01/50	10	7,780
Series B, 3.13%, 11/15/27	5	4,923
Series C, 3.00%, 12/01/60	40	23,517
Series D, 4.00%, 12/01/28	5	4,958
Constellation Energy Generation LLC
5.00%, 02/01/31(a)(b)	10	10,012
5.60%, 03/01/28	5	5,091
5.60%, 06/15/42	12	11,858
5.75%, 03/15/54	5	4,915
5.80%, 03/01/33	5	5,234
6.13%, 01/15/34	5	5,321
6.25%, 10/01/39	10	10,555
6.50%, 10/01/53	5	5,352
Consumers Energy Co.
3.10%, 08/15/50	5	3,305
3.25%, 08/15/46	5	3,563
3.50%, 08/01/51	5	3,557
3.60%, 08/15/32	5	4,708
3.95%, 05/15/43	5	4,069
4.05%, 05/15/48	5	3,956
Dayton Power & Light Co. (The), 3.95%, 06/15/49	3	2,256
Security	Par (000)	Value
Electric (continued)
Dominion Energy South Carolina, Inc.
6.25%, 10/15/53	$5	$5,360
Series A, 2.30%, 12/01/31	5	4,433
Dominion Energy, Inc.
4.70%, 12/01/44	5	4,346
5.45%, 03/15/35	10	10,182
6.20%, 02/15/56, (5-year CMT + 2.01%)(c)	20	20,090
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	15	15,358
Series A, 4.60%, 03/15/49	5	4,180
Series C, 3.38%, 04/01/30	25	23,936
Series C, 4.90%, 08/01/41	10	9,201
DTE Electric Co.
2.25%, 03/01/30	10	9,235
5.40%, 04/01/53	5	4,772
Series A, 4.00%, 04/01/43	10	8,215
DTE Energy Co.
4.88%, 06/01/28	5	5,039
5.05%, 10/01/35	15	14,765
5.85%, 06/01/34	30	31,450
Series C, 3.40%, 06/15/29	15	14,486
Duke Energy Carolinas LLC
2.85%, 03/15/32	10	9,095
3.55%, 03/15/52	15	10,631
3.95%, 03/15/48	5	3,878
4.95%, 01/15/33	10	10,133
5.35%, 01/15/53	20	18,868
Duke Energy Corp.
2.55%, 06/15/31	5	4,523
3.30%, 06/15/41	20	15,168
3.50%, 06/15/51	10	6,800
3.75%, 09/01/46	20	14,934
4.20%, 06/15/49	15	11,684
4.30%, 03/15/28	5	4,992
4.50%, 08/15/32	5	4,923
4.80%, 12/15/45	10	8,731
4.95%, 09/15/35	10	9,814
5.00%, 08/15/52	5	4,342
6.45%, 09/01/54, (5-year CMT + 2.59%)(c)	25	26,017
Duke Energy Florida LLC
2.40%, 12/15/31	15	13,377
3.80%, 07/15/28	24	23,789
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,183
6.35%, 08/15/38	5	5,451
Series YYY, 3.25%, 10/01/49	20	13,623
Duke Energy Ohio, Inc., 5.65%, 04/01/53	15	14,588
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,518
3.70%, 10/15/46	10	7,531
4.15%, 12/01/44	8	6,544
4.20%, 08/15/45	20	16,409
Edison International
4.13%, 03/15/28	5	4,929
5.25%, 11/15/28	10	10,049
El Paso Electric Co., 6.00%, 05/15/35	5	5,082
Emera U.S. Finance LP, 4.75%, 06/15/46	5	4,241
Enel Chile SA, 4.88%, 06/12/28	10	10,041
Entergy Arkansas LLC
3.35%, 06/15/52	15	10,110
4.20%, 04/01/49	5	3,978

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Corp.
1.90%, 06/15/28	$5	$4,746
2.40%, 06/15/31	5	4,463
2.80%, 06/15/30	15	13,997
3.75%, 06/15/50	5	3,599
7.13%, 12/01/54, (5-year CMT + 2.67%)(c)	10	10,374
Entergy Louisiana LLC
3.10%, 06/15/41	5	3,777
3.25%, 04/01/28	10	9,825
4.20%, 09/01/48	15	12,009
4.20%, 04/01/50	10	7,860
4.95%, 01/15/45	5	4,580
5.15%, 09/15/34	25	25,252
5.80%, 03/15/55	5	4,979
Entergy Mississippi LLC, 5.80%, 04/15/55	5	4,975
Evergy Kansas Central, Inc.
3.25%, 09/01/49	10	6,796
4.25%, 12/01/45	5	4,099
5.90%, 11/15/33	5	5,299
Evergy Metro, Inc.
4.20%, 06/15/47	5	4,049
4.95%, 04/15/33	10	10,007
Series 2020, 2.25%, 06/01/30	19	17,402
Eversource Energy
3.38%, 03/01/32	10	9,201
3.45%, 01/15/50	5	3,476
4.45%, 12/15/30	25	24,599
5.13%, 05/15/33	15	15,003
Series R, 1.65%, 08/15/30	5	4,410
Exelon Corp.
4.05%, 04/15/30	20	19,567
4.10%, 03/15/52	10	7,636
4.45%, 04/15/46	10	8,312
4.70%, 04/15/50	15	12,636
4.95%, 06/15/35	5	4,870
5.10%, 06/15/45	10	9,130
5.15%, 03/15/28	15	15,174
5.45%, 03/15/34	15	15,347
5.60%, 03/15/53	5	4,787
5.63%, 06/15/35	5	5,149
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	15	15,516
FirstEnergy Corp.
2.65%, 03/01/30	20	18,528
Series C, 3.40%, 03/01/50	5	3,396
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,718
Florida Power & Light Co.
2.45%, 02/03/32	10	8,937
2.88%, 12/04/51	5	3,130
3.15%, 10/01/49	5	3,372
3.70%, 12/01/47	20	15,075
3.95%, 03/01/48	10	7,880
4.40%, 05/15/28	5	5,016
5.30%, 04/01/53	25	23,517
5.63%, 04/01/34	10	10,449
5.69%, 03/01/40	10	10,277
5.95%, 02/01/38	5	5,328
Georgia Power Co.
5.13%, 05/15/52	5	4,614
Series 10-C, 4.75%, 09/01/40	5	4,680
Series A, 3.25%, 03/15/51	15	10,157
Series B, 3.70%, 01/30/50	5	3,691
Security	Par (000)	Value
Electric (continued)
Iberdrola International BV, 6.75%, 07/15/36	$15	$16,879
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,620
Interstate Power and Light Co.
2.30%, 06/01/30	5	4,576
3.10%, 11/30/51	10	6,377
4.10%, 09/26/28	5	4,959
6.25%, 07/15/39	5	5,306
IPALCO Enterprises, Inc., 4.25%, 05/01/30	5	4,847
ITC Holdings Corp., 3.35%, 11/15/27	15	14,780
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,841
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,138
5.85%, 09/15/54	25	25,354
6.75%, 12/30/31	5	5,511
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,255
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	20	19,618
4.15%, 12/15/32	10	9,683
4.30%, 03/15/49	5	4,122
5.05%, 09/15/28	5	5,066
5.80%, 01/15/33	15	15,812
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,902
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	20	19,024
2.25%, 06/01/30	15	13,691
2.75%, 11/01/29	10	9,474
3.50%, 04/01/29	20	19,482
4.63%, 07/15/27	35	35,133
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	5	4,933
4.90%, 02/28/28	20	20,148
5.00%, 02/28/30	10	10,135
5.00%, 07/15/32	15	15,138
5.05%, 02/28/33	5	5,040
5.25%, 03/15/34	5	5,073
5.25%, 02/28/53	10	9,076
5.65%, 05/01/79(c)	40	39,924
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	20	20,697
6.75%, 06/15/54, (5-year CMT + 2.46%)(c)	5	5,220
Northern States Power Co.
2.90%, 03/01/50	15	9,777
3.60%, 09/15/47	10	7,465
5.10%, 05/15/53	10	9,129
Northern States Power Co./MN, 5.55%, 05/15/56	5	4,878
NorthWestern Corp., 4.18%, 11/15/44	20	16,504
NSTAR Electric Co.
1.95%, 08/15/31	20	17,505
3.10%, 06/01/51	10	6,562
4.40%, 03/01/44	5	4,268
4.85%, 03/01/30	5	5,043
Oglethorpe Power Corp.
4.50%, 04/01/47	5	4,119
5.25%, 09/01/50	7	6,307
5.38%, 11/01/40	5	4,856
Ohio Power Co., 5.00%, 06/01/33	5	4,990
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	5	4,757
3.80%, 08/15/28	5	4,934
4.15%, 04/01/47	10	7,998
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	5	2,949
3.75%, 04/01/45	5	3,858

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 09/30/47	$10	$7,572
4.55%, 09/15/32	5	4,926
4.55%, 12/01/41	9	8,006
4.60%, 06/01/52	10	8,270
5.75%, 03/15/29	20	20,617
Pacific Gas and Electric Co.
2.50%, 02/01/31	15	13,470
3.25%, 06/01/31	25	23,101
3.30%, 12/01/27	20	19,639
3.50%, 08/01/50	25	16,676
3.75%, 07/01/28	5	4,910
4.30%, 03/15/45	10	7,850
4.45%, 04/15/42	10	8,271
4.50%, 07/01/40	20	17,260
4.55%, 07/01/30	14	13,812
4.95%, 07/01/50	20	16,769
5.70%, 03/01/35	10	10,123
5.80%, 05/15/34	25	25,594
6.10%, 01/15/29	5	5,158
6.70%, 04/01/53	15	15,646
PacifiCorp
2.90%, 06/15/52	25	14,918
3.30%, 03/15/51	10	6,498
3.50%, 06/15/29	10	9,639
4.13%, 01/15/49	5	3,795
4.15%, 02/15/50	15	11,402
5.35%, 12/01/53	10	8,966
5.45%, 02/15/34	10	10,127
5.50%, 05/15/54	30	27,384
Pinnacle West Capital Corp., 5.15%, 05/15/30	5	5,069
PPL Capital Funding, Inc.
4.13%, 04/15/30	5	4,891
5.25%, 09/01/34	15	15,072
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	5,041
Progress Energy, Inc., 7.75%, 03/01/31	5	5,613
Public Service Co. of Colorado
4.10%, 06/01/32	5	4,821
5.25%, 04/01/53	5	4,607
5.35%, 05/15/34	10	10,171
Series 17, 6.25%, 09/01/37	15	16,162
Public Service Electric and Gas Co.
2.70%, 05/01/50	10	6,189
3.10%, 03/15/32	10	9,215
3.60%, 12/01/47	10	7,420
3.70%, 05/01/28	5	4,954
4.05%, 05/01/48	15	11,948
5.20%, 08/01/33	10	10,240
5.45%, 08/01/53	10	9,620
5.50%, 03/01/40	5	5,030
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	5	4,412
6.13%, 10/15/33	15	15,887
Puget Energy, Inc.
2.38%, 06/15/28	10	9,560
4.10%, 06/15/30	10	9,699
Puget Sound Energy, Inc.
3.25%, 09/15/49	2	1,354
5.45%, 06/01/53	25	23,931
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	15,854
Security	Par (000)	Value
Electric (continued)
Sempra
3.25%, 06/15/27	$15	$14,826
3.80%, 02/01/38	90	76,249
4.00%, 02/01/48	25	18,964
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(c)	5	4,944
Southern California Edison Co.
2.25%, 06/01/30	5	4,522
2.85%, 08/01/29	5	4,717
3.65%, 02/01/50	15	10,342
4.00%, 04/01/47	10	7,451
4.65%, 10/01/43	10	8,397
5.20%, 06/01/34	15	14,839
5.45%, 06/01/31	20	20,396
5.45%, 03/01/35	10	9,984
5.70%, 03/01/53	5	4,598
5.88%, 12/01/53	5	4,729
6.65%, 04/01/29	25	26,007
Series 04-G, 5.75%, 04/01/35	10	10,115
Series B, 4.88%, 03/01/49	5	4,175
Series E, 5.45%, 06/01/52	5	4,445
Series H, 3.65%, 06/01/51	5	3,407
Southern Co.(The)
4.25%, 07/01/36	5	4,612
4.40%, 07/01/46	16	13,336
4.85%, 06/15/28	5	5,038
4.85%, 03/15/35	5	4,880
5.11%, 08/01/27	20	20,156
5.70%, 03/15/34	25	25,947
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	15	15,400
Series A, 3.70%, 04/30/30	15	14,521
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,276
Series L, 3.85%, 02/01/48	15	11,084
Series M, 4.10%, 09/15/28	5	4,950
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,805
System Energy Resources, Inc., 5.30%, 12/15/34	20	20,015
Tampa Electric Co.
2.40%, 03/15/31	5	4,511
4.10%, 06/15/42	5	4,169
4.30%, 06/15/48	5	4,061
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,589
4.00%, 06/15/50	10	7,640
Union Electric Co.
2.63%, 03/15/51	10	5,919
2.95%, 06/15/27	5	4,938
3.90%, 04/01/52	5	3,768
5.45%, 03/15/53	5	4,772
Virginia Electric and Power Co.
2.45%, 12/15/50	9	5,149
2.95%, 11/15/51	15	9,386
4.00%, 01/15/43	10	8,168
4.60%, 12/01/48	10	8,488
5.45%, 04/01/53	5	4,757
8.88%, 11/15/38	5	6,561
Series B, 3.80%, 09/15/47	5	3,825
Series C, 4.00%, 11/15/46	10	7,828
Series C, 4.63%, 05/15/52	5	4,219
Series D, 5.60%, 09/15/55	5	4,856

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
WEC Energy Group, Inc.
1.38%, 10/15/27	$30	$28,831
2.20%, 12/15/28	5	4,734
Wisconsin Power and Light Co., 3.00%, 07/01/29	15	14,401
Wisconsin Public Service Corp.
2.85%, 12/01/51	5	3,074
3.30%, 09/01/49	5	3,413
3.67%, 12/01/42	5	3,911
Xcel Energy, Inc.
2.35%, 11/15/31	25	21,974
2.60%, 12/01/29	10	9,341
3.40%, 06/01/30	10	9,530
3.50%, 12/01/49	10	7,003
4.00%, 06/15/28	20	19,850
5.50%, 03/15/34	20	20,397
5.60%, 04/15/35	20	20,465
		3,505,179
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30	15	13,526
2.00%, 12/21/28	35	33,109
2.80%, 12/21/51	10	6,229
5.25%, 11/15/39	10	10,114
		62,978
Electronics — 0.1%
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	5	5,079
Amphenol Corp.
2.20%, 09/15/31	20	17,669
4.63%, 02/15/36	25	24,143
Arrow Electronics, Inc.
2.95%, 02/15/32	5	4,450
3.88%, 01/12/28	5	4,947
Flex Ltd., 4.88%, 06/15/29	10	10,021
Honeywell International, Inc.
1.75%, 09/01/31	5	4,342
2.70%, 08/15/29	5	4,740
2.80%, 06/01/50	5	3,199
3.81%, 11/21/47	15	11,509
5.00%, 02/15/33	10	10,175
Hubbell, Inc.
2.30%, 03/15/31	10	8,988
3.15%, 08/15/27	5	4,929
Jabil, Inc., 3.00%, 01/15/31	5	4,603
Keysight Technologies, Inc., 3.00%, 10/30/29	10	9,507
nVent Finance SARL, 5.65%, 05/15/33	15	15,390
TD SYNNEX Corp., 2.38%, 08/09/28	10	9,515
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,491
Vontier Corp.
2.40%, 04/01/28	10	9,596
2.95%, 04/01/31	5	4,539
		178,832
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	5	5,174
Environmental Control — 0.2%
Republic Services, Inc.
1.45%, 02/15/31	20	17,370
2.30%, 03/01/30	5	4,622
3.05%, 03/01/50	10	6,669
4.88%, 04/01/29	25	25,304
Security	Par (000)	Value
Environmental Control (continued)
5.00%, 12/15/33	$10	$10,145
5.00%, 04/01/34	5	5,040
Waste Connections, Inc.
2.95%, 01/15/52	15	9,553
3.20%, 06/01/32	15	13,797
4.20%, 01/15/33	5	4,819
4.25%, 12/01/28	20	19,937
Waste Management, Inc.
1.50%, 03/15/31	10	8,693
2.00%, 06/01/29	5	4,661
2.50%, 11/15/50	10	5,961
2.95%, 06/01/41	5	3,767
4.15%, 04/15/32	10	9,766
4.15%, 07/15/49	5	4,053
4.63%, 02/15/30	10	10,052
4.65%, 03/15/30	5	5,030
4.88%, 02/15/34	20	20,156
		189,395
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	15,895
Campbell's Company/The
2.38%, 04/24/30	5	4,516
3.13%, 04/24/50	5	3,047
4.75%, 03/23/35	5	4,612
Conagra Brands, Inc.
1.38%, 11/01/27	15	14,334
4.85%, 11/01/28	10	10,019
5.40%, 11/01/48	10	8,669
Flowers Foods, Inc., 2.40%, 03/15/31	5	4,289
General Mills, Inc.
2.25%, 10/14/31	5	4,403
3.00%, 02/01/51	15	9,367
4.95%, 03/29/33	10	9,955
Hershey Co. (The), 3.13%, 11/15/49	15	10,090
Hormel Foods Corp.
1.70%, 06/03/28	10	9,498
1.80%, 06/11/30	5	4,498
3.05%, 06/03/51	5	3,229
Ingredion, Inc., 2.90%, 06/01/30	10	9,345
J M Smucker Co.(The)
2.13%, 03/15/32	10	8,621
2.38%, 03/15/30	5	4,616
4.25%, 03/15/35	5	4,662
6.20%, 11/15/33	5	5,331
6.50%, 11/15/53(b)	10	10,812
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	30	26,675
3.75%, 12/01/31	10	9,338
5.50%, 01/15/36	25	24,959
5.75%, 04/01/33	35	35,978
6.50%, 12/01/52	20	20,212
6.75%, 03/15/34	5	5,444
Kellanova
2.10%, 06/01/30	5	4,553
3.40%, 11/15/27	30	29,680
4.30%, 05/15/28	20	20,000
Series B, 7.45%, 04/01/31	10	11,209
Kraft Heinz Foods Co.
3.75%, 04/01/30	5	4,843
4.25%, 03/01/31	5	4,897

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.38%, 06/01/46	$5	$4,003
4.63%, 01/30/29	5	5,004
4.88%, 10/01/49	10	8,343
5.20%, 07/15/45	15	13,310
5.50%, 06/01/50	5	4,548
Kroger Co.(The)
1.70%, 01/15/31	5	4,391
3.88%, 10/15/46	10	7,627
3.95%, 01/15/50	10	7,501
4.45%, 02/01/47	15	12,378
4.50%, 01/15/29	15	15,013
5.00%, 09/15/34	10	9,900
5.15%, 08/01/43	5	4,646
5.50%, 09/15/54	5	4,697
7.50%, 04/01/31	5	5,585
McCormick & Co., Inc./MD
3.40%, 08/15/27	5	4,941
4.20%, 08/15/47	10	7,893
4.70%, 10/15/34	5	4,819
4.95%, 04/15/33	5	4,977
Mondelez International, Inc.
1.88%, 10/15/32	10	8,529
2.63%, 09/04/50	15	9,018
2.75%, 04/13/30	5	4,673
3.00%, 03/17/32	5	4,538
Pilgrim's Pride Corp.
3.50%, 03/01/32	15	13,620
4.25%, 04/15/31	5	4,796
6.25%, 07/01/33	5	5,223
Sysco Corp.
3.30%, 02/15/50	10	6,683
4.85%, 10/01/45	10	8,736
6.00%, 01/17/34	5	5,275
6.60%, 04/01/40	5	5,415
6.60%, 04/01/50	5	5,327
Tyson Foods, Inc.
3.55%, 06/02/27	15	14,900
4.35%, 03/01/29	5	4,976
4.55%, 06/02/47	5	4,275
4.88%, 08/15/34	10	9,818
5.10%, 09/28/48	20	18,392
5.70%, 03/15/34	5	5,177
		626,543
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	10	7,942
4.40%, 08/15/47	10	8,057
5.00%, 09/15/35	5	4,924
6.00%, 11/15/41	5	5,082
Suzano Austria GmbH
2.50%, 09/15/28	20	19,030
3.13%, 01/15/32	5	4,437
3.75%, 01/15/31	15	14,030
		63,502
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,743
2.85%, 02/15/52	5	3,102
3.00%, 06/15/27	125	123,578
4.13%, 03/15/49	14	11,157
Security	Par (000)	Value
Gas (continued)
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	$5	$4,445
4.00%, 04/01/28	5	4,966
5.25%, 03/01/28	10	10,157
NiSource, Inc.
1.70%, 02/15/31	30	26,189
2.95%, 09/01/29	30	28,516
3.95%, 03/30/48	5	3,814
5.00%, 06/15/52	15	13,082
5.65%, 02/01/45	5	4,875
ONE Gas, Inc.
2.00%, 05/15/30	10	9,064
4.66%, 02/01/44	5	4,408
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	5	3,405
5.05%, 05/15/52	5	4,462
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	46,782
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,144
5.88%, 03/15/41	15	15,427
Series 2020-A, 1.75%, 01/15/31	15	13,225
Series 21A, 3.15%, 09/30/51	5	3,261
Southwest Gas Corp.
2.20%, 06/15/30	5	4,537
4.05%, 03/15/32	15	14,341
4.15%, 06/01/49	10	7,738
5.45%, 03/23/28	35	35,530
5.80%, 12/01/27	20	20,372
Spire Missouri, Inc., 3.30%, 06/01/51	10	6,738
Washington Gas Light Co.
3.65%, 09/15/49	5	3,567
Series K, 3.80%, 09/15/46	5	3,812
		443,437
Hand & Machine Tools — 0.0%
Snap-on, Inc., 3.10%, 05/01/50	10	6,702
Stanley Black & Decker, Inc.
2.30%, 03/15/30	11	10,077
2.75%, 11/15/50	10	5,842
4.25%, 11/15/28	5	4,979
6.00%, 03/06/28	20	20,525
		48,125
Health Care - Products — 0.3%
Abbott Laboratories
4.00%, 03/15/31	5	4,890
4.65%, 03/15/36	50	48,621
4.75%, 11/30/36	10	9,762
4.75%, 03/15/38	5	4,826
4.75%, 04/15/43	5	4,584
4.90%, 11/30/46	5	4,578
5.30%, 05/27/40	25	25,164
5.50%, 03/15/56	5	4,878
5.60%, 03/15/66	5	4,867
Agilent Technologies, Inc.
2.10%, 06/04/30	5	4,534
2.30%, 03/12/31	10	8,962
Baxter International, Inc.
1.73%, 04/01/31	5	4,247
2.54%, 02/01/32	5	4,275
3.13%, 12/01/51	15	8,871

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.95%, 04/01/30	$5	$4,823
Boston Scientific Corp.
2.65%, 06/01/30	15	13,951
4.00%, 03/01/28	5	4,983
4.70%, 03/01/49	12	10,646
Danaher Corp., 2.80%, 12/10/51	15	9,303
DH Europe Finance II SARL
2.60%, 11/15/29	15	14,084
3.25%, 11/15/39	5	4,019
3.40%, 11/15/49	15	10,651
Koninklijke Philips NV
5.00%, 03/15/42	5	4,568
6.88%, 03/11/38	10	11,123
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,924
Medtronic, Inc., 4.38%, 03/15/35	15	14,454
Revvity, Inc.
1.90%, 09/15/28	10	9,410
2.55%, 03/15/31	5	4,494
3.30%, 09/15/29	5	4,789
Smith & Nephew PLC, 5.40%, 03/20/34	5	5,066
Solventum Corp.
5.40%, 03/01/29	10	10,195
5.60%, 03/23/34	10	10,247
5.90%, 04/30/54	15	14,843
Stryker Corp.
2.90%, 06/15/50	5	3,205
4.10%, 04/01/43	5	4,144
4.25%, 09/11/29	10	9,934
4.38%, 05/15/44	5	4,237
4.63%, 03/15/46	10	8,749
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5	4,710
2.00%, 10/15/31	5	4,411
2.60%, 10/01/29	22	20,759
2.80%, 10/15/41	10	7,293
4.10%, 08/15/47	15	12,348
4.80%, 11/21/27	5	5,041
4.98%, 08/10/30	5	5,086
5.40%, 08/10/43	5	4,945
		404,494
Health Care - Services — 1.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	5	3,052
Adventist Health System/West
3.63%, 03/01/49	5	3,387
5.76%, 12/01/34	5	5,125
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,206
Aetna, Inc.
4.50%, 05/15/42	5	4,251
6.63%, 06/15/36	15	16,335
6.75%, 12/15/37	10	10,913
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,090
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,777
Ascension Health
4.85%, 11/15/53	5	4,424
Series B, 3.11%, 11/15/39	15	11,756
Banner Health
1.90%, 01/01/31	5	4,441
2.91%, 01/01/51	15	9,482
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,557
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings
3.97%, 11/15/46	$5	$4,033
4.19%, 11/15/45	10	8,323
Series 2021, 2.84%, 11/15/50	5	3,143
Children's Health System of Texas, 2.51%, 08/15/50	5	2,920
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,278
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,190
Cigna Group(The)
3.40%, 03/15/50	15	10,379
4.38%, 10/15/28	35	34,953
4.80%, 08/15/38	25	23,669
4.80%, 07/15/46	25	21,932
5.25%, 02/15/34	25	25,335
5.25%, 01/15/36	20	20,072
City of Hope, Series 2018, 4.38%, 08/15/48	5	4,064
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,547
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	5	3,967
Elevance Health, Inc.
2.25%, 05/15/30	5	4,572
2.88%, 09/15/29	25	23,688
3.60%, 03/15/51	5	3,527
3.65%, 12/01/27	40	39,600
4.10%, 03/01/28	30	29,841
4.10%, 05/15/32	5	4,809
4.38%, 12/01/47	15	12,304
4.55%, 03/01/48	5	4,200
4.75%, 02/15/33	25	24,686
5.13%, 02/15/53	5	4,461
5.38%, 06/15/34	15	15,254
5.70%, 02/15/55	15	14,478
5.85%, 11/01/64	10	9,747
6.10%, 10/15/52	5	5,099
6.38%, 06/15/37	25	27,044
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	10	8,157
4.50%, 07/01/57	5	4,153
Series 2020, 2.68%, 09/01/41	5	3,561
HCA, Inc.
3.50%, 07/15/51	20	13,366
3.63%, 03/15/32	20	18,614
4.38%, 03/15/42	16	13,485
4.63%, 03/15/52	5	4,018
4.90%, 11/15/35	25	24,182
5.13%, 06/15/39	10	9,476
5.20%, 06/01/28	10	10,131
5.25%, 06/15/49	20	17,828
5.50%, 06/15/47	5	4,638
5.75%, 03/01/35	10	10,293
5.88%, 02/01/29	10	10,264
6.00%, 04/01/54	15	14,659
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	10	7,545
Humana, Inc.
3.13%, 08/15/29	15	14,359
5.38%, 04/15/31	10	10,155
5.55%, 05/01/35	15	15,007
5.75%, 03/01/28	25	25,481
5.75%, 12/01/28	5	5,127

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.88%, 03/01/33	$5	$5,148
5.95%, 03/15/34	15	15,496
Indiana University Health, Inc. Obligated Group, 3.97%, 11/01/48	5	3,956
Inova Health System Foundation, 4.07%, 05/15/52	5	3,926
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	5	3,675
IQVIA, Inc., 6.25%, 02/01/29	5	5,175
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	12,264
4.88%, 04/01/42	5	4,700
Series 2019, 3.27%, 11/01/49	5	3,454
Series 2021, 2.81%, 06/01/41	12	8,806
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,653
2.95%, 12/01/29	15	14,206
Mass General Brigham, Inc., Series 2017, 3.77%, 07/01/48	15	11,415
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	3,981
Series 2016, 4.13%, 11/15/52	10	7,974
Series 2021, 3.20%, 11/15/61	5	3,145
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,048
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	6,963
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	10	8,514
Northwell Healthcare, Inc.
3.81%, 11/01/49	5	3,656
3.98%, 11/01/46	15	11,760
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,036
Novant Health, Inc.
2.64%, 11/01/36	10	7,956
3.17%, 11/01/51	5	3,277
3.32%, 11/01/61(b)	5	3,136
OhioHealth Corp., 2.83%, 11/15/41	10	7,271
Orlando Health Obligated Group
3.33%, 10/01/50	10	7,025
4.09%, 10/01/48	5	4,007
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,347
Piedmont Healthcare, Inc.
2.04%, 01/01/32	10	8,667
Series 2042, 2.72%, 01/01/42	10	7,053
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,350
Providence St. Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29	10	9,342
Series 21A, 2.70%, 10/01/51	5	2,927
Series A, 3.93%, 10/01/48	5	3,790
Series I, 3.74%, 10/01/47	5	3,715
Queen's Health Systems (The), 4.81%, 07/01/52	5	4,383
Quest Diagnostics, Inc.
2.80%, 06/30/31	15	13,730
2.95%, 06/30/30	15	14,060
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,065
Stanford Health Care
3.03%, 08/15/51	10	6,485
Series 2018, 3.80%, 11/15/48	5	3,846
Sutter Health, Series 20A, 3.36%, 08/15/50	15	10,440
Texas Health Resources, 2.33%, 11/15/50	10	5,649
Toledo Hospital (The), 5.75%, 11/15/38	5	4,983
Security	Par (000)	Value
Health Care - Services (continued)
Trinity Health Corp.
4.13%, 12/01/45	$5	$4,086
Series 2021, 2.63%, 12/01/40	5	3,589
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,600
UnitedHealth Group, Inc.
2.00%, 05/15/30	5	4,545
2.30%, 05/15/31	5	4,491
2.90%, 05/15/50	20	12,771
2.95%, 10/15/27	25	24,607
3.13%, 05/15/60	5	3,029
3.25%, 05/15/51	20	13,422
3.50%, 08/15/39	20	16,424
3.70%, 08/15/49	20	14,657
3.75%, 10/15/47	10	7,528
3.88%, 12/15/28	10	9,881
3.95%, 10/15/42	10	8,197
4.20%, 05/15/32	5	4,868
4.25%, 01/15/29	5	4,983
4.38%, 03/15/42	10	8,695
4.50%, 04/15/33	15	14,664
4.63%, 07/15/35	20	19,432
4.65%, 01/15/31	5	5,011
4.75%, 07/15/45	19	16,857
4.75%, 05/15/52	20	17,172
5.15%, 07/15/34	30	30,354
5.30%, 06/15/35	20	20,351
5.35%, 02/15/33	40	41,152
5.63%, 07/15/54	25	24,244
5.70%, 10/15/40	10	10,191
5.95%, 02/15/41	15	15,561
6.05%, 02/15/63	10	10,138
6.88%, 02/15/38	28	31,845
Universal Health Services, Inc., 2.65%, 10/15/30	10	9,033
UPMC, 5.38%, 05/15/43	5	4,755
WakeMed, Series A, 3.29%, 10/01/52	5	3,316
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	5	4,302
Series 2021, 3.07%, 03/01/51	5	3,128
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	10	5,874
		1,475,618
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.55%, 03/15/32	15	15,177
Ares Capital Corp.
2.88%, 06/15/28	5	4,793
3.20%, 11/15/31(b)	5	4,394
5.50%, 09/01/30	5	4,951
5.80%, 03/08/32	10	9,942
Ares Strategic Income Fund
5.70%, 03/15/28	5	5,009
5.80%, 09/09/30(a)	5	4,926
6.20%, 03/21/32	15	14,916
Blackstone Private Credit Fund
6.00%, 01/29/32	20	19,722
6.00%, 11/22/34	20	19,234
Blue Owl Capital Corp., 2.88%, 06/11/28	5	4,721
Blue Owl Credit Income Corp.
6.65%, 03/15/31	5	5,010
7.95%, 06/13/28	5	5,188

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	$15	$15,372
Sixth Street Lending Partners, 5.75%, 01/15/30	15	14,910
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	5	5,074
6.95%, 08/14/28	5	5,157
		158,496
Home Builders — 0.1%
DR Horton, Inc., 1.40%, 10/15/27	10	9,616
Lennar Corp., 4.75%, 11/29/27	15	15,032
PulteGroup, Inc.
6.38%, 05/15/33	5	5,361
7.88%, 06/15/32	5	5,761
Sekisui House U.S., Inc.
2.50%, 01/15/31	5	4,405
6.00%, 01/15/43	15	13,724
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,869
4.35%, 02/15/28	10	9,960
		68,728
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	5	4,897
4.40%, 03/15/29	40	39,008
		43,905
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30	5	4,618
4.88%, 12/06/28	5	5,038
Clorox Co.(The)
1.80%, 05/15/30	10	8,974
3.10%, 10/01/27	20	19,672
3.90%, 05/15/28	5	4,953
4.60%, 05/01/32	5	4,927
Kimberly-Clark Corp.
1.05%, 09/15/27	25	24,076
3.10%, 03/26/30	10	9,525
3.20%, 04/25/29	15	14,535
3.90%, 05/04/47	15	11,716
4.50%, 02/16/33	5	4,978
6.63%, 08/01/37	10	11,404
		124,416
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,827
Aflac, Inc., 3.60%, 04/01/30	20	19,341
Alleghany Corp.
3.63%, 05/15/30	15	14,526
4.90%, 09/15/44	5	4,487
Allstate Corp.(The)
3.85%, 08/10/49	5	3,747
4.20%, 12/15/46	5	4,031
5.95%, 04/01/36	15	15,823
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(c)	5	5,102
American International Group, Inc.
3.40%, 06/30/30	5	4,770
3.88%, 01/15/35	10	9,182
American National Group, Inc., 5.00%, 06/15/27	5	5,009
Aon Corp.
2.80%, 05/15/30	5	4,662
3.75%, 05/02/29	4	3,917
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	$10	$7,389
5.35%, 02/28/33	5	5,106
Aon Global Ltd., 4.75%, 05/15/45	5	4,395
Aon North America, Inc.
5.15%, 03/01/29	25	25,389
5.45%, 03/01/34	25	25,531
5.75%, 03/01/54	15	14,683
Arch Capital Group Ltd.
3.64%, 06/30/50	10	7,321
7.35%, 05/01/34	5	5,680
Arthur J Gallagher & Co.
5.15%, 02/15/35	10	9,926
5.45%, 07/15/34	25	25,371
Assurant, Inc.
3.70%, 02/22/30	10	9,594
4.90%, 03/27/28	5	5,014
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	15	13,935
6.13%, 09/15/28	5	5,159
Athene Holding Ltd.
3.45%, 05/15/52	10	6,255
3.95%, 05/25/51	5	3,443
4.13%, 01/12/28	39	38,683
6.25%, 04/01/54	5	4,708
6.88%, 06/28/55, (5-year CMT + 2.58%)(c)	15	14,492
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,881
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,912
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	5	4,445
2.50%, 01/15/51	5	2,956
2.88%, 03/15/32	15	13,906
3.85%, 03/15/52	25	19,015
4.20%, 08/15/48	20	16,449
5.75%, 01/15/40	25	26,819
Brighthouse Financial, Inc., 5.63%, 05/15/30(b)	5	5,058
Brown & Brown, Inc.
2.38%, 03/15/31	10	8,878
4.50%, 03/15/29	10	9,945
4.90%, 06/23/30	5	4,999
4.95%, 03/17/52	10	8,401
6.25%, 06/23/55	5	5,018
Chubb INA Holdings LLC
3.05%, 12/15/61	15	9,165
4.35%, 11/03/45	5	4,298
6.00%, 05/11/37	5	5,329
6.70%, 05/15/36	5	5,598
CNA Financial Corp., 3.90%, 05/01/29	15	14,701
CNO Financial Group, Inc., 5.25%, 05/30/29	10	10,066
Corebridge Financial, Inc.
3.90%, 04/05/32	15	14,108
4.35%, 04/05/42	5	4,202
4.40%, 04/05/52	5	4,025
6.88%, 12/15/52, (5-year CMT + 3.85%)(c)	15	15,205
Enstar Group Ltd.
3.10%, 09/01/31	5	4,459
4.95%, 06/01/29	10	9,985
Equitable Holdings, Inc.
4.35%, 04/20/28	17	16,930
5.00%, 04/20/48	11	9,629
5.59%, 01/11/33	5	5,107

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	$5	$3,116
4.87%, 06/01/44	5	4,320
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	10	9,949
4.85%, 04/17/28	20	20,063
6.00%, 12/07/33	20	20,947
Fidelity National Financial, Inc.
3.20%, 09/17/51	25	15,641
4.50%, 08/15/28	15	14,964
First American Financial Corp., 2.40%, 08/15/31	15	13,081
Globe Life, Inc.
2.15%, 08/15/30	5	4,504
4.80%, 06/15/32	15	14,799
Hartford Insurance Group, Inc.
2.90%, 09/15/51	15	9,407
5.95%, 10/15/36	5	5,289
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,483
4.00%, 11/23/51	5	3,435
5.67%, 06/08/32	5	5,054
Kemper Corp.
2.40%, 09/30/30	10	8,750
3.80%, 02/23/32	25	22,577
Lincoln National Corp.
3.05%, 01/15/30	20	18,771
3.40%, 01/15/31(b)	10	9,374
5.85%, 03/15/34	5	5,141
Markel Group, Inc.
3.35%, 09/17/29	15	14,437
3.45%, 05/07/52	5	3,352
3.50%, 11/01/27	10	9,869
4.15%, 09/17/50	5	3,805
5.00%, 04/05/46	5	4,443
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	20	18,127
4.20%, 03/01/48	15	12,045
4.38%, 03/15/29	30	29,954
4.55%, 11/08/27	20	20,079
4.75%, 03/15/39	10	9,421
4.90%, 03/15/49	5	4,442
5.40%, 09/15/33	25	25,749
5.45%, 03/15/53	10	9,508
5.75%, 11/01/32	5	5,247
5.88%, 08/01/33	10	10,668
MetLife, Inc.
4.60%, 05/13/46	15	13,139
4.88%, 11/13/43	10	9,186
5.25%, 01/15/54	10	9,407
5.38%, 07/15/33	20	20,709
5.70%, 06/15/35	20	20,925
6.38%, 06/15/34	5	5,442
6.40%, 12/15/66	15	15,368
Old Republic International Corp., 5.75%, 03/28/34	5	5,088
PartnerRe Finance B LLC, 3.70%, 07/02/29	15	14,548
Primerica, Inc., 2.80%, 11/19/31	5	4,512
Principal Financial Group, Inc.
2.13%, 06/15/30	5	4,531
3.70%, 05/15/29	10	9,773
4.30%, 11/15/46	5	4,104
5.38%, 03/15/33	5	5,117
Security	Par (000)	Value
Insurance (continued)
Progressive Corp.(The)
3.00%, 03/15/32	$5	$4,575
3.70%, 01/26/45	5	3,849
3.95%, 03/26/50	5	3,855
4.00%, 03/01/29	20	19,872
4.13%, 04/15/47	5	4,022
Prudential Financial, Inc.
3.70%, 03/13/51	10	7,284
3.88%, 03/27/28	50	49,645
3.91%, 12/07/47	10	7,637
4.35%, 02/25/50	10	8,119
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(c)	10	9,811
5.70%, 12/14/36	5	5,191
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	10	10,192
6.50%, 03/15/54, (5-year CMT + 2.40%)(c)	20	20,589
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	5	5,273
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,256
Reinsurance Group of America, Inc., 5.75%, 09/15/34	20	20,564
RenaissanceRe Finance, Inc., 3.45%, 07/01/27	20	19,843
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,862
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,469
Travelers Companies, Inc.(The)
3.05%, 06/08/51	5	3,272
3.75%, 05/15/46	5	3,868
4.10%, 03/04/49	5	3,995
4.60%, 08/01/43	5	4,452
5.45%, 05/25/53	5	4,852
6.25%, 06/15/37	5	5,457
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,048
Unum Group
4.50%, 12/15/49	5	4,031
5.75%, 08/15/42	5	4,953
W.R. Berkley Corp.
3.15%, 09/30/61	5	2,991
4.00%, 05/12/50	5	3,826
Willis North America, Inc.
2.95%, 09/15/29	20	18,978
4.65%, 06/15/27	5	5,014
5.05%, 09/15/48	10	8,835
5.35%, 05/15/33	15	15,196
		1,467,323
Internet — 1.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	5	3,739
3.40%, 12/06/27	200	197,775
Alphabet, Inc.
1.90%, 08/15/40	35	23,292
2.25%, 08/15/60	25	12,626
3.70%, 02/15/29	5	4,933
4.00%, 05/15/30	25	24,713
4.50%, 05/15/35	25	24,502
4.70%, 11/15/35	20	19,658
4.80%, 02/15/36	70	69,203
5.70%, 11/15/75	40	38,998
Amazon.com, Inc.
1.50%, 06/03/30	15	13,423
2.50%, 06/03/50	25	14,696
2.70%, 06/03/60	10	5,533
2.88%, 05/12/41	30	22,343
3.15%, 08/22/27	33	32,667
3.85%, 03/13/28	5	4,978

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.88%, 08/22/37	$40	$36,047
3.95%, 04/13/52	20	15,405
4.00%, 03/13/29	10	9,927
4.05%, 08/22/47	40	32,111
4.25%, 08/22/57	10	7,853
4.65%, 11/20/35	25	24,441
4.70%, 12/01/32	30	30,301
4.80%, 12/05/34	20	20,159
4.88%, 03/13/36	50	49,379
5.80%, 03/13/56	35	35,007
5.95%, 03/13/66	25	25,181
6.05%, 03/13/76	25	25,200
AppLovin Corp., 5.13%, 12/01/29	20	20,234
eBay, Inc.
3.60%, 06/05/27	15	14,893
3.65%, 05/10/51	15	10,923
4.00%, 07/15/42	10	8,033
5.95%, 11/22/27	10	10,213
6.30%, 11/22/32	10	10,708
Expedia Group, Inc.
2.95%, 03/15/31	5	4,600
3.25%, 02/15/30	5	4,746
4.63%, 08/01/27	10	10,015
Meta Platforms, Inc.
3.50%, 08/15/27	15	14,905
4.20%, 11/15/30	100	98,671
4.45%, 08/15/52	25	19,562
4.60%, 05/15/28	10	10,087
4.60%, 11/15/32	55	54,286
4.65%, 08/15/62	20	15,425
4.75%, 08/15/34	50	49,196
4.88%, 11/15/35	30	29,296
5.25%, 05/15/36	10	9,990
5.55%, 08/15/64	35	31,129
5.60%, 05/15/53	20	18,516
5.63%, 11/15/55	55	50,663
5.75%, 05/15/63	10	9,172
5.75%, 11/15/65	40	36,595
6.30%, 05/15/56	10	10,081
Netflix, Inc., 4.88%, 04/15/28	5	5,057
Uber Technologies, Inc.
4.80%, 09/15/34	5	4,895
5.35%, 09/15/54	5	4,657
VeriSign, Inc., 4.75%, 07/15/27	25	24,987
		1,415,625
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	10	10,280
6.75%, 03/01/41	10	10,880
6.80%, 11/29/32	15	16,537
Nucor Corp.
2.98%, 12/15/55	13	8,084
3.13%, 04/01/32	20	18,450
3.85%, 04/01/52	10	7,594
Steel Dynamics, Inc.
3.25%, 01/15/31	20	18,784
3.45%, 04/15/30	5	4,789
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30	$17	$16,235
6.13%, 06/12/33	15	15,806
		127,439
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	5	4,367
4.40%, 09/15/32	5	4,731
Polaris, Inc., 6.95%, 03/15/29	5	5,224
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	5	4,842
		19,164
Lodging — 0.1%
Choice Hotels International, Inc., 3.70%, 01/15/31	5	4,713
Hyatt Hotels Corp., 5.75%, 04/23/30	5	5,140
Las Vegas Sands Corp., 6.00%, 08/15/29	20	20,558
Marriott International, Inc./MD
5.30%, 05/15/34	20	20,259
5.35%, 03/15/35	10	10,127
Series FF, 4.63%, 06/15/30	10	9,978
Series GG, 3.50%, 10/15/32	15	13,830
Series HH, 2.85%, 04/15/31	5	4,590
Series X, 4.00%, 04/15/28	15	14,908
		104,103
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	20	20,559
Caterpillar, Inc.
3.25%, 04/09/50	5	3,508
5.20%, 05/15/35	25	25,537
6.05%, 08/15/36	28	30,574
CNH Industrial NV, 3.85%, 11/15/27	25	24,783
Deere & Co.
3.90%, 06/09/42	15	12,721
5.38%, 10/16/29	5	5,174
Dover Corp., 2.95%, 11/04/29	5	4,749
Flowserve Corp., 2.80%, 01/15/32	10	8,874
GE Vernova, Inc., 5.50%, 02/04/56	5	4,845
Ingersoll Rand, Inc.
5.40%, 08/14/28	5	5,094
5.70%, 08/14/33	10	10,380
John Deere Capital Corp.
3.05%, 01/06/28	15	14,743
3.90%, 06/07/32	5	4,832
4.70%, 06/10/30	10	10,092
Series I, 4.13%, 01/18/29	5	4,980
Otis Worldwide Corp.
3.36%, 02/15/50	10	6,917
5.25%, 08/16/28	5	5,088
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,231
6.30%, 02/15/30	10	10,432
6.40%, 04/15/33	10	10,594
Rockwell Automation, Inc., 1.75%, 08/15/31	10	8,681
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	20	20,040
5.61%, 03/11/34	5	5,156
Xylem, Inc./New York
1.95%, 01/30/28	20	19,237
2.25%, 01/30/31(b)	10	9,020
4.38%, 11/01/46	10	8,359
		305,200

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	$20	$18,754
3.05%, 04/15/30	5	4,735
3.25%, 08/26/49	10	6,872
3.38%, 03/01/29	15	14,584
3.63%, 10/15/47	5	3,697
3.70%, 04/15/50	10	7,386
4.00%, 09/14/48	5	3,933
Eaton Corp.
3.92%, 09/15/47	10	7,947
4.15%, 03/15/33	30	29,127
4.35%, 05/18/28	5	5,008
4.70%, 08/23/52	10	8,909
Parker-Hannifin Corp.
4.10%, 03/01/47	10	8,148
4.20%, 11/21/34	10	9,577
4.45%, 11/21/44	5	4,375
4.50%, 09/15/29	5	5,011
Pentair Finance SARL
4.50%, 07/01/29	10	9,943
5.90%, 07/15/32	5	5,196
Teledyne Technologies, Inc.
2.25%, 04/01/28	25	24,021
2.75%, 04/01/31	10	9,159
Textron, Inc., 2.45%, 03/15/31	12	10,831
		197,213
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,667
2.30%, 02/01/32	5	4,265
2.80%, 04/01/31	15	13,405
3.50%, 06/01/41	15	10,463
3.75%, 02/15/28	5	4,915
3.85%, 04/01/61	5	2,898
3.90%, 06/01/52	20	12,679
3.95%, 06/30/62	15	8,794
4.40%, 12/01/61	10	6,406
4.80%, 03/01/50	20	14,839
5.05%, 03/30/29	10	9,998
5.13%, 07/01/49	10	7,696
5.25%, 04/01/53	10	7,783
5.38%, 05/01/47	15	12,094
5.75%, 04/01/48	20	16,818
5.85%, 12/01/35	5	4,871
6.48%, 10/23/45	25	23,064
6.55%, 06/01/34	30	30,799
Comcast Corp.
1.50%, 02/15/31	25	21,683
1.95%, 01/15/31	15	13,308
2.45%, 08/15/52	10	5,223
2.65%, 02/01/30	20	18,704
2.65%, 08/15/62	25	12,372
2.80%, 01/15/51	10	5,760
2.89%, 11/01/51	45	26,289
2.94%, 11/01/56	40	22,429
2.99%, 11/01/63	51	27,341
3.40%, 04/01/30	15	14,423
3.40%, 07/15/46	5	3,447
3.45%, 02/01/50	10	6,619
3.75%, 04/01/40	15	12,186
Security	Par (000)	Value
Media (continued)
3.90%, 03/01/38	$30	$25,814
4.00%, 11/01/49	15	10,942
4.15%, 10/15/28	25	24,927
4.20%, 08/15/34	5	4,702
4.25%, 10/15/30	10	9,875
4.25%, 01/15/33	25	24,073
4.40%, 08/15/35	15	14,161
4.65%, 07/15/42	20	17,320
4.75%, 03/01/44	10	8,653
4.80%, 05/15/33	15	14,903
4.95%, 05/15/32	15	15,080
5.17%, 01/15/37(a)	69	67,309
5.30%, 05/15/35	5	5,089
5.50%, 11/15/32	5	5,182
5.65%, 06/15/35	5	5,168
6.50%, 11/15/35	5	5,466
Fox Corp., 5.58%, 01/25/49	5	4,711
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,642
Time Warner Cable LLC
4.50%, 09/15/42	15	11,332
5.50%, 09/01/41	10	8,631
6.55%, 05/01/37	20	19,970
6.75%, 06/15/39	20	19,825
7.30%, 07/01/38	10	10,411
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	10	7,940
4.13%, 06/01/44	10	8,277
Walt Disney Co.(The)
2.20%, 01/13/28	15	14,580
2.65%, 01/13/31	20	18,536
2.75%, 09/01/49	5	3,123
3.80%, 05/13/60	20	14,459
4.70%, 03/23/50	15	13,205
4.75%, 09/15/44	20	17,961
5.40%, 10/01/43	10	9,828
6.20%, 12/15/34	5	5,490
6.40%, 12/15/35	5	5,545
6.65%, 11/15/37	40	45,047
		889,415
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,281
Timken Co. (The), 4.13%, 04/01/32	35	33,171
		37,452
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	5	5,082
5.75%, 05/01/43	10	10,126
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,226
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,611
4.75%, 02/28/28	5	5,038
4.90%, 02/28/33	5	5,024
5.25%, 09/08/30	25	25,626
5.25%, 09/08/33	25	25,597
5.50%, 09/08/53	5	4,918
Freeport-McMoRan, Inc.
4.13%, 03/01/28	10	9,931
4.38%, 08/01/28	20	19,886
5.25%, 09/01/29	5	5,046

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.40%, 11/14/34	$10	$10,182
5.45%, 03/15/43	15	14,553
Newmont Corp.
2.60%, 07/15/32	5	4,512
4.88%, 03/15/42	2	1,882
5.45%, 06/09/44	5	4,859
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,617
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	5	5,232
6.13%, 12/15/33	10	10,696
7.25%, 03/15/31	10	11,084
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,176
5.13%, 03/09/53	5	4,627
5.25%, 03/14/35	25	25,457
Southern Copper Corp., 5.25%, 11/08/42	10	9,511
Yamana Gold, Inc., 2.63%, 08/15/31	10	8,913
		266,412
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	10	9,541
3.28%, 12/01/28	5	4,794
5.55%, 08/22/34	10	9,891
		24,226
Oil & Gas — 1.2%
APA Corp., 5.35%, 07/01/49	10	8,789
BP Capital Markets America, Inc.
1.75%, 08/10/30	5	4,479
2.72%, 01/12/32	15	13,553
2.77%, 11/10/50	20	12,351
2.94%, 06/04/51	10	6,357
3.00%, 02/24/50	20	13,066
3.06%, 06/17/41	15	11,350
3.38%, 02/08/61	30	19,449
3.63%, 04/06/30	25	24,285
3.94%, 09/21/28	5	4,955
4.23%, 11/06/28	45	44,850
4.99%, 04/10/34	5	5,022
BP Capital Markets PLC, 3.28%, 09/19/27	40	39,652
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,452
4.95%, 06/01/47	15	13,366
Cenovus Energy, Inc.
2.65%, 01/15/32	10	8,928
3.75%, 02/15/52	10	7,210
4.65%, 03/20/31	5	4,959
5.40%, 06/15/47	8	7,399
Chevron Corp.
2.24%, 05/11/30	30	27,704
3.08%, 05/11/50	35	23,519
Chevron USA, Inc.
1.02%, 08/12/27	20	19,318
3.25%, 10/15/29	9	8,709
3.85%, 01/15/28	5	4,979
4.98%, 04/15/35	5	5,052
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	15	16,323
ConocoPhillips Co.
3.80%, 03/15/52	25	18,398
Security	Par (000)	Value
Oil & Gas (continued)
4.03%, 03/15/62	$15	$10,968
5.00%, 01/15/35	5	5,007
5.30%, 05/15/53	5	4,671
5.50%, 01/15/55	10	9,604
5.55%, 03/15/54	5	4,844
5.70%, 09/15/63	10	9,730
5.90%, 10/15/32	20	21,411
6.95%, 04/15/29	5	5,342
Continental Resources, Inc./OK, 4.90%, 06/01/44	10	8,222
Coterra Energy, Inc., 4.38%, 03/15/29	15	14,929
Devon Energy Corp.
4.50%, 01/15/30	15	14,929
4.75%, 05/15/42	5	4,473
5.00%, 06/15/45	10	8,987
5.20%, 09/15/34(b)	5	5,033
5.60%, 07/15/41	15	14,828
5.88%, 06/15/28	5	5,002
Diamondback Energy, Inc.
3.13%, 03/24/31	10	9,366
3.50%, 12/01/29	10	9,699
5.40%, 04/18/34	20	20,451
5.90%, 04/18/64	10	9,909
6.25%, 03/15/33	5	5,367
EOG Resources, Inc.
3.90%, 04/01/35	5	4,610
4.38%, 04/15/30	10	9,947
4.40%, 01/15/31	5	4,946
4.95%, 04/15/50	15	13,413
EQT Corp.
3.90%, 10/01/27	20	19,866
5.75%, 02/01/34	5	5,164
7.00%, 02/01/30	5	5,331
Equinor ASA
2.38%, 05/22/30	10	9,245
3.13%, 04/06/30	10	9,547
3.25%, 11/18/49	20	13,906
3.70%, 04/06/50	30	22,567
Exxon Mobil Corp.
2.44%, 08/16/29	20	18,944
2.61%, 10/15/30	20	18,638
3.10%, 08/16/49	20	13,565
3.45%, 04/15/51	29	20,792
3.48%, 03/19/30	10	9,702
4.11%, 03/01/46	20	16,671
4.23%, 03/19/40	20	18,111
4.33%, 03/19/50	20	16,737
Helmerich & Payne, Inc.
2.90%, 09/29/31	10	9,007
4.85%, 12/01/29	5	5,006
Hess Corp.
5.60%, 02/15/41	15	15,330
5.80%, 04/01/47	10	10,198
7.30%, 08/15/31	15	16,828
HF Sinclair Corp., 4.50%, 10/01/30	5	4,891
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,357
5.00%, 09/15/54(b)	5	4,270
6.50%, 03/01/41	15	16,127
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,928
4.40%, 04/15/46	10	8,249

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.55%, 10/01/34	$5	$5,157
6.20%, 03/15/40	5	5,250
6.60%, 03/15/46	15	16,068
6.63%, 09/01/30	5	5,332
7.50%, 05/01/31	5	5,572
7.95%, 06/15/39	10	11,993
Ovintiv, Inc.
6.25%, 07/15/33	5	5,302
6.50%, 08/15/34	5	5,377
6.50%, 02/01/38	10	10,607
Phillips 66
3.30%, 03/15/52	5	3,286
5.88%, 05/01/42	15	15,107
Phillips 66 Co.
2.15%, 12/15/30	11	9,880
3.90%, 03/15/28	15	14,863
4.65%, 11/15/34	10	9,715
4.68%, 02/15/45	5	4,281
4.95%, 12/01/27	20	20,160
5.25%, 06/15/31	5	5,102
5.30%, 06/30/33	15	15,264
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(c)	15	15,060
Pioneer Natural Resources Co., 1.90%, 08/15/30	25	22,554
Shell Finance U.S., Inc.
2.38%, 11/07/29	10	9,368
2.75%, 04/06/30	20	18,816
3.00%, 11/26/51(a)	15	9,725
3.13%, 11/07/49(a)	5	3,360
3.25%, 04/06/50	20	13,867
3.75%, 09/12/46	30	23,175
3.88%, 11/13/28(a)	8	7,934
4.13%, 11/06/30	5	4,923
4.75%, 01/06/36	5	4,914
5.50%, 03/25/40(a)	10	10,111
6.38%, 12/15/38(a)	10	10,982
Shell International Finance BV, 2.75%, 04/06/30	5	4,752
Suncor Energy, Inc., 4.00%, 11/15/47	20	15,324
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,467
2.99%, 06/29/41	10	7,491
3.13%, 05/29/50	40	26,903
3.39%, 06/29/60	5	3,262
3.46%, 02/19/29	20	19,592
3.46%, 07/12/49	15	10,741
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,896
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	5	4,937
Valero Energy Corp.
2.15%, 09/15/27	15	14,608
2.80%, 12/01/31	15	13,552
3.65%, 12/01/51	25	17,423
6.63%, 06/15/37	10	11,027
Woodside Finance Ltd., 6.00%, 05/19/35	25	26,119
		1,458,338
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,463
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	5	4,931
4.08%, 12/15/47	25	20,008
Halliburton Co.
2.92%, 03/01/30	10	9,411
Security	Par (000)	Value
Oil & Gas Services (continued)
4.75%, 08/01/43	$5	$4,456
4.85%, 11/15/35	10	9,735
5.00%, 11/15/45	5	4,534
NOV, Inc., 3.60%, 12/01/29	10	9,680
		77,218
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	5	5,151
Amcor Flexibles North America, Inc., 2.69%, 05/25/31	15	13,591
AptarGroup, Inc., 3.60%, 03/15/32	20	18,552
Packaging Corp. of America
3.00%, 12/15/29	15	14,239
3.05%, 10/01/51	15	9,630
3.40%, 12/15/27	10	9,858
Sonoco Products Co.
2.85%, 02/01/32	15	13,526
3.13%, 05/01/30	5	4,704
WRKCo, Inc.
3.00%, 06/15/33	10	8,810
4.00%, 03/15/28	5	4,962
		103,023
Pharmaceuticals — 1.6%
AbbVie, Inc.
3.20%, 11/21/29	30	28,812
4.05%, 11/21/39	30	26,447
4.25%, 11/14/28	20	19,996
4.30%, 05/14/36	5	4,730
4.40%, 03/15/33	10	9,801
4.40%, 11/06/42	25	22,025
4.45%, 05/14/46	20	17,180
4.55%, 03/15/35	15	14,595
4.63%, 10/01/42	10	9,032
4.70%, 05/14/45	25	22,331
4.75%, 03/15/45	10	8,994
4.85%, 06/15/44	10	9,170
4.88%, 11/14/48	15	13,487
5.05%, 03/15/34	10	10,139
5.20%, 03/15/35	10	10,167
5.40%, 03/15/54	20	19,209
5.55%, 03/15/56	5	4,914
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,499
4.88%, 03/03/33	5	5,072
4.90%, 03/03/30	5	5,082
AstraZeneca PLC
1.38%, 08/06/30	15	13,258
3.13%, 06/12/27	5	4,959
4.00%, 01/17/29	20	19,871
4.00%, 09/18/42	25	21,217
6.45%, 09/15/37	25	27,910
Becton Dickinson & Co.
1.96%, 02/11/31	15	13,270
3.70%, 06/06/27	20	19,883
4.69%, 02/13/28	5	5,023
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	14,396
1.45%, 11/13/30	5	4,394
2.55%, 11/13/50	30	17,641
2.95%, 03/15/32	5	4,579
3.55%, 03/15/42	25	19,867
3.70%, 03/15/52	25	18,229

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.90%, 03/15/62	$5	$3,578
4.13%, 06/15/39	15	13,395
4.25%, 10/26/49	35	28,382
4.35%, 11/15/47	20	16,662
4.63%, 05/15/44	20	17,728
5.90%, 11/15/33	8	8,527
Cardinal Health, Inc.
4.37%, 06/15/47	5	4,099
4.50%, 11/15/44	5	4,209
4.60%, 03/15/43	5	4,331
4.90%, 09/15/45	5	4,427
Cencora, Inc.
2.70%, 03/15/31	10	9,131
3.95%, 02/13/29	5	4,926
4.30%, 12/15/47	10	8,240
CVS Health Corp.
1.30%, 08/21/27	40	38,536
3.25%, 08/15/29	5	4,798
3.75%, 04/01/30	5	4,841
4.13%, 04/01/40	20	16,994
4.30%, 03/25/28	5	4,984
5.05%, 03/25/48	55	48,271
5.13%, 02/21/30	5	5,070
5.13%, 07/20/45	30	26,939
5.25%, 02/21/33	20	20,320
5.45%, 09/15/35	10	10,120
5.63%, 02/21/53	15	14,025
5.70%, 06/01/34	10	10,332
6.00%, 06/01/44	5	5,021
6.00%, 06/01/63	5	4,853
Eli Lilly & Co.
2.25%, 05/15/50	35	19,891
3.70%, 03/01/45	10	7,860
4.15%, 03/15/59	5	3,896
4.70%, 02/27/33	5	5,030
4.70%, 02/09/34	35	34,871
4.85%, 05/20/36	10	9,927
4.88%, 02/27/53	5	4,528
4.90%, 10/15/35	25	25,020
4.95%, 02/27/63	10	8,897
5.55%, 03/15/37	15	15,792
5.60%, 05/20/56	10	10,030
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,739
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	10	9,944
4.20%, 03/18/43	10	8,636
6.38%, 05/15/38	10	11,047
Johnson & Johnson
0.95%, 09/01/27	40	38,529
1.30%, 09/01/30	15	13,309
2.25%, 09/01/50	5	2,892
2.45%, 09/01/60	10	5,436
2.90%, 01/15/28	20	19,659
3.40%, 01/15/38	10	8,685
3.55%, 03/01/36	5	4,555
3.63%, 03/03/37	15	13,453
3.70%, 03/01/46	30	23,973
4.38%, 12/05/33	10	9,966
4.95%, 06/01/34	5	5,150
5.85%, 07/15/38	10	10,864
5.95%, 08/15/37	10	11,007
Security	Par (000)	Value
Pharmaceuticals (continued)
6.95%, 09/01/29	$5	$5,418
McKesson Corp., 5.10%, 07/15/33	10	10,162
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	8,692
Merck & Co., Inc.
1.70%, 06/10/27	5	4,887
2.15%, 12/10/31	25	22,101
2.35%, 06/24/40	10	7,116
2.45%, 06/24/50	20	11,675
3.40%, 03/07/29	15	14,651
3.70%, 02/10/45	25	19,584
3.90%, 03/07/39	20	17,627
4.00%, 03/07/49	15	11,868
4.50%, 05/17/33	5	4,962
4.95%, 09/15/35	25	24,973
5.00%, 05/17/53	20	18,126
5.50%, 03/15/46	5	4,935
6.50%, 12/01/33	15	16,628
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,006
Mylan, Inc.
5.20%, 04/15/48	10	8,218
5.40%, 11/29/43	10	8,773
Novartis Capital Corp.
2.20%, 08/14/30	5	4,570
2.75%, 08/14/50	10	6,327
4.00%, 09/18/31	5	4,900
4.00%, 11/20/45	18	14,872
4.40%, 05/06/44	20	17,583
4.60%, 11/05/35	25	24,464
4.90%, 03/18/36	30	29,869
5.70%, 03/18/56	5	5,076
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	5	5,015
4.75%, 05/19/33	40	39,761
5.11%, 05/19/43	5	4,749
5.30%, 05/19/53	60	56,288
Pfizer, Inc.
2.55%, 05/28/40	15	10,914
2.70%, 05/28/50	30	18,568
3.45%, 03/15/29	5	4,891
4.00%, 03/15/49	25	19,745
4.10%, 09/15/38	5	4,528
4.13%, 12/15/46	20	16,438
5.70%, 11/15/65	5	4,904
7.20%, 03/15/39	30	35,075
Sanofi SA, 3.63%, 06/19/28	10	9,887
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	151,355
Viatris, Inc.
2.30%, 06/22/27	5	4,878
2.70%, 06/22/30	10	9,138
3.85%, 06/22/40	10	7,805
4.00%, 06/22/50	5	3,413
Zoetis, Inc.
2.00%, 05/15/30	15	13,566
3.00%, 09/12/27	30	29,524
3.00%, 05/15/50	20	12,894
5.60%, 11/16/32	10	10,410
		1,993,313
Pipelines — 1.3%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,631
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	10	8,449

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.70%, 11/15/29	$15	$14,565
5.13%, 06/30/27	20	20,086
Cheniere Energy Partners LP
3.25%, 01/31/32	15	13,769
4.00%, 03/01/31	10	9,641
4.50%, 10/01/29	25	24,870
5.95%, 06/30/33	10	10,478
Cheniere Energy, Inc.
4.63%, 10/15/28	30	29,963
5.20%, 07/30/36(a)	5	4,932
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	5	4,949
DCP Midstream Operating LP
3.25%, 02/15/32	10	9,164
5.63%, 07/15/27	10	10,106
8.13%, 08/16/30	5	5,657
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,817
Enbridge, Inc.
2.50%, 08/01/33	5	4,275
3.13%, 11/15/29	15	14,302
3.40%, 08/01/51	5	3,407
5.55%, 06/20/35	5	5,120
5.63%, 04/05/34	20	20,692
6.20%, 11/15/30	15	15,857
6.70%, 11/15/53	15	16,530
Energy Transfer LP
4.95%, 05/15/28	10	10,084
5.00%, 05/15/50	15	12,772
5.15%, 03/15/45	15	13,353
5.25%, 04/15/29	30	30,517
5.30%, 04/01/44	5	4,559
5.30%, 04/15/47	15	13,462
5.35%, 05/15/45	10	9,093
5.40%, 10/01/47	5	4,547
5.50%, 06/01/27	25	25,226
5.55%, 05/15/34	15	15,319
5.60%, 09/01/34	5	5,109
6.13%, 12/15/45	15	14,885
6.25%, 04/15/49	5	5,003
6.30%, 01/15/56	5	5,049
6.40%, 12/01/30	20	21,309
6.50%, 02/01/42	15	15,849
6.55%, 12/01/33	15	16,299
6.63%, 10/15/36	10	10,845
Enterprise Products Operating LLC
2.80%, 01/31/30	20	18,852
3.13%, 07/31/29	15	14,433
3.20%, 02/15/52	10	6,634
3.95%, 01/31/60	20	14,678
4.15%, 10/16/28	5	4,985
4.20%, 01/31/50	10	8,072
4.25%, 02/15/48	10	8,190
4.45%, 02/15/43	10	8,733
4.85%, 08/15/42	10	9,200
4.85%, 03/15/44	15	13,709
4.90%, 05/15/46	10	9,035
4.95%, 10/15/54	10	8,844
5.10%, 02/15/45	15	14,056
5.35%, 01/31/33	20	20,586
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,098
5.63%, 09/01/41	5	4,930
Security	Par (000)	Value
Pipelines (continued)
6.95%, 01/15/38	$5	$5,619
Kinder Morgan, Inc.
3.60%, 02/15/51	15	10,575
4.30%, 03/01/28	20	19,996
4.80%, 02/01/33	15	14,880
5.20%, 06/01/33	15	15,265
5.20%, 03/01/48	10	9,139
5.30%, 12/01/34	15	15,185
5.55%, 06/01/45	20	19,303
5.85%, 06/01/35	5	5,245
MPLX LP
4.00%, 03/15/28	30	29,767
4.50%, 04/15/38	20	18,176
4.70%, 04/15/48	25	20,813
4.80%, 02/15/31	5	4,997
4.95%, 03/14/52	15	12,708
5.40%, 04/01/35	5	5,018
6.20%, 09/15/55	15	15,055
ONEOK Partners LP, 6.13%, 02/01/41	5	5,111
ONEOK, Inc.
3.10%, 03/15/30	5	4,723
3.25%, 06/01/30	5	4,725
3.95%, 03/01/50	10	7,227
4.20%, 10/03/47	10	7,702
4.25%, 09/15/46	10	7,822
4.55%, 07/15/28	25	25,011
4.95%, 10/15/32	5	4,984
5.05%, 11/01/34	25	24,585
5.20%, 07/15/48	15	13,320
5.45%, 06/01/47	5	4,578
5.70%, 11/01/54	5	4,662
5.80%, 11/01/30	15	15,557
6.05%, 09/01/33	25	26,279
6.10%, 11/15/32	10	10,559
6.63%, 09/01/53	5	5,253
7.15%, 01/15/51	5	5,510
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,652
3.80%, 09/15/30	10	9,616
4.30%, 01/31/43	10	8,274
4.70%, 06/15/44	5	4,331
4.90%, 02/15/45	15	13,299
6.65%, 01/15/37	10	10,864
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	35	34,859
4.50%, 05/15/30	5	4,969
Spectra Energy Partners LP
4.50%, 03/15/45	5	4,247
5.95%, 09/25/43	20	20,135
Targa Resources Corp.
4.20%, 02/01/33	15	14,271
5.20%, 07/01/27	10	10,080
6.13%, 03/15/33	5	5,291
6.15%, 03/01/29	20	20,797
6.25%, 07/01/52	15	15,244
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	14,278
4.88%, 02/01/31	10	9,994
5.00%, 01/15/28	10	10,002

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.10%, 04/15/30	$5	$4,897
4.25%, 05/15/28	5	4,979
4.63%, 03/01/34	15	14,535
5.10%, 03/15/49	5	4,678
6.20%, 10/15/37	10	10,626
7.00%, 06/01/65, (5-year CMT + 2.61%)(c)	25	25,737
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	15	14,242
4.00%, 03/15/28	25	24,796
4.60%, 03/15/48	10	8,474
5.75%, 03/15/56	10	9,860
Western Midstream Operating LP
4.05%, 02/01/30	10	9,714
4.50%, 03/01/28	5	4,994
5.30%, 03/01/48	15	13,069
5.50%, 08/15/48	5	4,430
Williams Companies, Inc.(The)
2.60%, 03/15/31	20	18,136
3.50%, 11/15/30	5	4,755
3.75%, 06/15/27	10	9,951
4.90%, 03/15/29	20	20,181
5.10%, 09/15/45	15	13,743
5.15%, 03/15/34	20	20,037
5.65%, 03/15/33	5	5,172
5.75%, 06/24/44	10	9,871
5.95%, 03/15/56	5	4,973
6.30%, 04/15/40	10	10,623
		1,560,600
Real Estate — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31	5	4,501
Real Estate Investment Trusts — 1.0%
Agree LP, 2.00%, 06/15/28	5	4,758
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	10	8,139
2.00%, 05/18/32	5	4,207
4.90%, 12/15/30	10	10,011
5.15%, 04/15/53	20	17,583
American Assets Trust LP, 3.38%, 02/01/31	5	4,543
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,420
4.25%, 02/15/28	5	4,971
4.30%, 04/15/52	15	11,656
American Tower Corp.
2.90%, 01/15/30	15	14,114
2.95%, 01/15/51	5	3,141
3.10%, 06/15/50	5	3,257
3.55%, 07/15/27	20	19,837
3.80%, 08/15/29	5	4,886
3.95%, 03/15/29	5	4,920
5.45%, 02/15/34	15	15,300
5.55%, 07/15/33	5	5,150
5.90%, 11/15/33	5	5,248
AvalonBay Communities, Inc.
2.05%, 01/15/32	5	4,373
3.20%, 01/15/28	5	4,912
3.90%, 10/15/46	15	11,743
5.00%, 08/01/35	5	4,980
Boston Properties LP
2.45%, 10/01/33	6	4,946
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 01/30/31	$15	$13,928
3.40%, 06/21/29	15	14,414
4.50%, 12/01/28	10	9,970
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,461
4.05%, 07/01/30	5	4,864
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,420
Camden Property Trust
2.80%, 05/15/30	10	9,353
3.35%, 11/01/49	10	6,924
4.10%, 10/15/28	5	4,969
COPT Defense Properties LP
2.00%, 01/15/29	5	4,678
2.75%, 04/15/31	5	4,532
Cousins Properties LP, 5.38%, 02/15/32	5	5,079
Crown Castle, Inc.
2.10%, 04/01/31	10	8,790
2.50%, 07/15/31	5	4,449
3.30%, 07/01/30	5	4,719
4.00%, 11/15/49	5	3,726
4.15%, 07/01/50	5	3,868
4.30%, 02/15/29	5	4,957
5.10%, 05/01/33	5	4,966
5.80%, 03/01/34	10	10,321
CubeSmart LP, 4.38%, 02/15/29	10	9,939
Digital Realty Trust LP
3.70%, 08/15/27	20	19,830
4.45%, 07/15/28	15	14,981
Equinix, Inc.
1.80%, 07/15/27	10	9,718
2.15%, 07/15/30	10	9,022
2.95%, 09/15/51	10	6,281
3.20%, 11/18/29	5	4,774
3.40%, 02/15/52	5	3,391
3.90%, 04/15/32	15	14,220
ERP Operating LP
3.25%, 08/01/27	40	39,549
4.00%, 08/01/47	5	3,983
Essential Properties LP, 2.95%, 07/15/31	5	4,518
Essex Portfolio LP
2.65%, 09/01/50	15	8,786
3.00%, 01/15/30	15	14,156
Extra Space Storage LP
2.55%, 06/01/31	5	4,486
3.88%, 12/15/27	30	29,760
4.00%, 06/15/29	10	9,821
5.50%, 07/01/30	5	5,128
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	5	4,813
4.00%, 01/15/31	5	4,730
5.30%, 01/15/29	5	5,034
5.75%, 06/01/28	5	5,070
6.75%, 12/01/33	5	5,321
Healthcare Realty Holdings LP, 3.10%, 02/15/30	14	13,180
Healthpeak OP LLC
3.00%, 01/15/30	20	18,855
6.75%, 02/01/41	5	5,452
Highwoods Realty LP
3.05%, 02/15/30	5	4,645
4.13%, 03/15/28	5	4,935

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	$15	$14,268
Series J, 2.90%, 12/15/31	5	4,465
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,475
4.15%, 04/15/32	5	4,755
Kilroy Realty LP
3.05%, 02/15/30	5	4,603
4.25%, 08/15/29	5	4,846
6.25%, 01/15/36	15	15,055
Kimco Realty OP LLC
3.70%, 10/01/49	16	11,776
4.45%, 09/01/47	10	8,366
4.60%, 02/01/33	5	4,935
LXP Industrial Trust
2.38%, 10/01/31	5	4,350
2.70%, 09/15/30	10	9,113
Mid-America Apartments LP
1.70%, 02/15/31	5	4,383
3.95%, 03/15/29	15	14,792
National Health Investors, Inc., 3.00%, 02/01/31	5	4,529
NNN REIT, Inc.
3.10%, 04/15/50	5	3,211
3.50%, 04/15/51	20	13,974
4.30%, 10/15/28	15	14,934
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	5	4,642
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,567
Prologis LP
1.25%, 10/15/30	25	21,778
2.13%, 10/15/50	5	2,674
3.05%, 03/01/50	10	6,644
4.38%, 02/01/29	5	4,997
4.38%, 09/15/48	5	4,132
4.63%, 01/15/33	5	4,947
5.25%, 06/15/53	5	4,728
Public Storage Operating Co.
2.25%, 11/09/31	10	8,878
3.09%, 09/15/27	50	49,310
5.13%, 01/15/29	15	15,299
5.35%, 08/01/53	25	23,897
Rayonier LP, 2.75%, 05/17/31	5	4,502
Realty Income Corp.
2.70%, 02/15/32	5	4,462
3.25%, 01/15/31	5	4,704
3.65%, 01/15/28	15	14,846
4.00%, 07/15/29	15	14,767
Regency Centers LP
2.95%, 09/15/29	5	4,763
4.40%, 02/01/47	5	4,199
4.65%, 03/15/49	5	4,286
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,858
Sabra Health Care LP
3.20%, 12/01/31	10	9,076
3.90%, 10/15/29	5	4,845
Safehold GL Holdings LLC, 2.80%, 06/15/31(b)	5	4,524
Simon Property Group LP
2.20%, 02/01/31	5	4,496
2.25%, 01/15/32	10	8,761
2.45%, 09/13/29	20	18,749
3.25%, 09/13/49	45	30,910
Store Capital LLC, 4.50%, 03/15/28	10	9,943
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sun Communities Operating LP
2.70%, 07/15/31	$5	$4,503
4.20%, 04/15/32	5	4,794
Tanger Properties LP, 2.75%, 09/01/31	5	4,463
UDR, Inc.
2.10%, 08/01/32	5	4,241
3.20%, 01/15/30	15	14,293
3.50%, 07/01/27	5	4,961
Ventas Realty LP
4.38%, 02/01/45	5	4,195
4.75%, 11/15/30	5	5,000
4.88%, 04/15/49	5	4,344
VICI Properties LP
4.75%, 02/15/28	5	5,009
4.95%, 02/15/30	5	5,001
5.13%, 05/15/32	10	9,931
5.63%, 05/15/52	15	13,775
Welltower OP LLC
2.75%, 01/15/31	5	4,607
2.80%, 06/01/31	5	4,592
6.50%, 03/15/41	10	11,051
Weyerhaeuser Co.
3.38%, 03/09/33	10	9,030
4.00%, 11/15/29	20	19,584
4.00%, 04/15/30	10	9,735
4.00%, 03/09/52	5	3,744
7.38%, 03/15/32	5	5,594
WP Carey, Inc., 3.85%, 07/15/29	15	14,667
		1,226,989
Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/32	5	4,673
4.75%, 06/01/30	5	4,975
AutoZone, Inc.
3.75%, 04/18/29	5	4,898
4.00%, 04/15/30	10	9,762
4.50%, 02/01/28	5	5,007
4.75%, 02/01/33	10	9,850
5.20%, 08/01/33	10	10,089
Best Buy Co., Inc., 1.95%, 10/01/30	10	8,909
Costco Wholesale Corp.
1.38%, 06/20/27	20	19,476
1.60%, 04/20/30	20	18,124
1.75%, 04/20/32	10	8,688
Darden Restaurants, Inc.
4.35%, 10/15/27	10	9,983
6.30%, 10/10/33	5	5,346
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	5	4,567
Dollar General Corp.
3.50%, 04/03/30	5	4,764
4.13%, 05/01/28	5	4,958
4.13%, 04/03/50	5	3,842
5.00%, 11/01/32	5	4,977
5.45%, 07/05/33	5	5,087
Dollar Tree, Inc., 4.20%, 05/15/28	5	4,972
Genuine Parts Co.
1.88%, 11/01/30	5	4,346
2.75%, 02/01/32	5	4,348
Home Depot, Inc.(The)
2.70%, 04/15/30	20	18,806
2.75%, 09/15/51	20	12,147

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.80%, 09/14/27	$15	$14,758
3.13%, 12/15/49	20	13,351
3.30%, 04/15/40	15	12,046
3.35%, 04/15/50	10	6,959
3.50%, 09/15/56	5	3,430
3.63%, 04/15/52	15	10,782
3.90%, 06/15/47	15	11,698
3.95%, 09/15/30	5	4,914
4.20%, 04/01/43	15	12,758
4.25%, 04/01/46	20	16,660
5.88%, 12/16/36	30	31,894
Lowe's Companies, Inc.
1.70%, 10/15/30	5	4,423
2.63%, 04/01/31	45	41,039
2.80%, 09/15/41	5	3,565
3.00%, 10/15/50	10	6,284
3.70%, 04/15/46	25	18,720
3.75%, 04/01/32	5	4,738
4.05%, 05/03/47	25	19,495
4.25%, 04/01/52	20	15,624
5.00%, 04/15/33	5	5,032
5.15%, 07/01/33	5	5,057
McDonald's Corp.
2.13%, 03/01/30	5	4,591
2.63%, 09/01/29	10	9,477
3.50%, 07/01/27	15	14,890
3.60%, 07/01/30	10	9,694
3.63%, 09/01/49	15	10,887
3.80%, 04/01/28	5	4,960
4.20%, 04/01/50	15	11,965
4.60%, 09/09/32	5	5,016
4.60%, 05/26/45	15	13,019
4.70%, 12/09/35	5	4,900
4.80%, 08/14/28	15	15,138
4.88%, 12/09/45	20	18,008
5.45%, 08/14/53	5	4,768
5.70%, 02/01/39	5	5,186
O'Reilly Automotive, Inc.
3.60%, 09/01/27	5	4,954
4.20%, 04/01/30	5	4,928
4.35%, 06/01/28	25	24,981
4.70%, 06/15/32	5	4,964
Ross Stores, Inc., 1.88%, 04/15/31	5	4,406
Starbucks Corp.
2.55%, 11/15/30	10	9,177
3.35%, 03/12/50	5	3,409
3.50%, 03/01/28	5	4,931
3.50%, 11/15/50	10	6,982
3.55%, 08/15/29	5	4,877
Target Corp.
2.35%, 02/15/30	10	9,296
2.65%, 09/15/30	5	4,641
2.95%, 01/15/52	15	9,540
3.63%, 04/15/46	5	3,772
4.00%, 07/01/42	15	12,559
4.80%, 01/15/53(b)	5	4,417
5.00%, 04/15/35(b)	5	5,012
TJX Companies, Inc.(The)
1.15%, 05/15/28	5	4,720
3.88%, 04/15/30	5	4,909
Tractor Supply Co., 5.25%, 05/15/33	5	5,025
Security	Par (000)	Value
Retail (continued)
Walmart, Inc.
2.50%, 09/22/41	$15	$10,790
3.63%, 12/15/47	15	11,655
4.05%, 06/29/48	20	16,422
4.15%, 04/30/31	5	4,962
4.15%, 09/09/32	5	4,948
4.50%, 09/09/52	10	8,674
5.25%, 09/01/35	25	25,969
6.50%, 08/15/37	35	40,020
7.55%, 02/15/30	30	33,432
		882,692
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	5	4,848
4.39%, 06/01/52	20	16,731
Analog Devices, Inc.
2.10%, 10/01/31	10	8,832
2.80%, 10/01/41	5	3,639
2.95%, 10/01/51	15	9,704
Applied Materials, Inc.
4.35%, 04/01/47	15	12,790
4.60%, 01/15/36	5	4,854
5.10%, 10/01/35	15	15,204
Broadcom, Inc.
2.60%, 02/15/33	15	13,082
3.14%, 11/15/35(a)	40	34,045
3.42%, 04/15/33	30	27,413
3.47%, 04/15/34	55	49,530
3.50%, 02/15/41	35	28,011
4.00%, 04/15/29(a)	5	4,942
4.15%, 11/15/30	4	3,931
4.30%, 11/15/32	5	4,856
4.35%, 02/15/30	25	24,850
4.90%, 02/15/38	5	4,828
4.93%, 05/15/37(a)	30	29,134
4.95%, 01/15/36	5	4,938
5.00%, 04/15/30	5	5,071
5.05%, 04/15/30	10	10,165
5.20%, 07/15/35	25	25,125
Intel Corp.
2.00%, 08/12/31	5	4,364
2.80%, 08/12/41	20	14,051
3.05%, 08/12/51	20	12,540
3.25%, 11/15/49	20	13,106
3.73%, 12/08/47	20	14,497
4.10%, 05/19/46	20	15,565
4.10%, 05/11/47	15	11,562
4.15%, 08/05/32	10	9,610
4.60%, 03/25/40	10	9,020
4.75%, 03/25/50	20	16,605
4.80%, 10/01/41	15	13,435
4.88%, 02/10/28	5	5,033
4.90%, 07/29/45	10	8,731
5.05%, 08/05/62	10	8,382
5.30%, 05/15/36	25	24,970
KLA Corp.
4.10%, 03/15/29	15	14,899
4.95%, 07/15/52	15	13,588
5.25%, 07/15/62	10	9,228

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50	$15	$9,598
4.00%, 03/15/29	15	14,869
Marvell Technology, Inc.
2.95%, 04/15/31	5	4,606
5.75%, 02/15/29	5	5,143
Micron Technology, Inc.
2.70%, 04/15/32	5	4,487
3.48%, 11/01/51	5	3,564
NVIDIA Corp.
2.00%, 06/15/31	10	8,956
2.85%, 04/01/30	15	14,231
3.70%, 04/01/60	15	11,029
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	10	7,258
3.25%, 05/11/41	5	3,797
5.25%, 08/19/35	10	10,022
QUALCOMM, Inc.
1.30%, 05/20/28	5	4,730
1.65%, 05/20/32	15	12,740
2.15%, 05/20/30	5	4,580
4.25%, 05/20/32	5	4,919
4.30%, 05/20/47	10	8,290
4.65%, 05/20/35	30	29,617
4.80%, 05/20/45	20	18,023
Skyworks Solutions, Inc., 3.00%, 06/01/31	5	4,530
Texas Instruments, Inc.
1.75%, 05/04/30	10	9,041
2.70%, 09/15/51	5	3,060
3.65%, 08/16/32	5	4,763
3.88%, 03/15/39	25	22,045
4.15%, 05/15/48	7	5,800
5.00%, 03/14/53	5	4,582
5.05%, 05/18/63	5	4,487
5.15%, 02/08/54	5	4,711
		809,187
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	20	19,710
Software — 0.9%
Adobe, Inc.
2.30%, 02/01/30	20	18,528
4.75%, 01/17/28	15	15,117
4.95%, 01/17/30	5	5,078
Autodesk, Inc.
2.85%, 01/15/30	10	9,396
3.50%, 06/15/27	10	9,912
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5	4,470
2.90%, 12/01/29	10	9,377
Concentrix Corp.
6.60%, 08/02/28(b)	10	9,962
6.85%, 08/02/33(b)	5	4,566
Fidelity National Information Services, Inc.
3.10%, 03/01/41	10	7,280
5.10%, 07/15/32	5	5,018
Fiserv, Inc.
2.25%, 06/01/27	5	4,898
2.65%, 06/01/30	5	4,580
3.50%, 07/01/29	30	28,845
4.20%, 10/01/28	5	4,947
Security	Par (000)	Value
Software (continued)
4.40%, 07/01/49	$10	$7,669
5.25%, 08/11/35	5	4,893
5.35%, 03/15/31	15	15,177
Intuit, Inc.
1.35%, 07/15/27	15	14,536
1.65%, 07/15/30	10	8,887
5.50%, 09/15/53	5	4,514
Microsoft Corp.
1.35%, 09/15/30	5	4,453
2.50%, 09/15/50	25	14,882
2.68%, 06/01/60	35	19,621
2.92%, 03/17/52	35	22,526
3.04%, 03/17/62	25	15,328
3.40%, 06/15/27	30	29,848
3.45%, 08/08/36	44	39,528
4.10%, 02/06/37	10	9,495
4.25%, 02/06/47	25	21,392
4.50%, 06/15/47	5	4,396
Oracle Corp.
2.30%, 03/25/28	5	4,788
2.88%, 03/25/31	35	31,345
3.25%, 05/15/30	25	23,329
3.60%, 04/01/40	30	22,199
3.60%, 04/01/50	45	28,002
3.65%, 03/25/41	20	14,605
3.85%, 04/01/60	30	18,095
3.95%, 03/25/51	35	22,960
4.00%, 11/15/47	30	20,478
4.10%, 03/25/61	10	6,339
4.13%, 05/15/45	35	24,858
4.20%, 09/27/29	45	43,861
4.50%, 07/08/44	30	22,836
4.80%, 08/03/28	5	5,000
5.20%, 09/26/35	45	42,790
5.25%, 02/03/32	5	4,958
5.50%, 08/03/35	10	9,698
5.50%, 09/27/64	5	3,945
5.70%, 02/04/36	50	49,128
5.95%, 09/26/55	25	21,860
6.10%, 09/26/65	15	12,908
6.13%, 07/08/39	20	19,680
6.25%, 11/09/32	30	31,062
6.55%, 02/04/46	10	9,629
6.85%, 02/04/66	5	4,801
6.90%, 11/09/52	25	24,589
Paychex, Inc., 5.10%, 04/15/30	20	20,226
Roper Technologies, Inc.
1.75%, 02/15/31	15	13,010
2.00%, 06/30/30	5	4,478
2.95%, 09/15/29	25	23,684
Salesforce, Inc.
1.95%, 07/15/31	5	4,367
2.70%, 07/15/41	15	10,341
2.90%, 07/15/51	15	8,867
3.05%, 07/15/61	5	2,857
5.55%, 03/15/36	50	50,303
6.55%, 03/15/56	25	25,505
ServiceNow, Inc., 1.40%, 09/01/30	15	13,173
Synopsys, Inc.
5.15%, 04/01/35	25	24,952
5.70%, 04/01/55	5	4,876

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	$5	$4,770
4.95%, 03/28/28	5	5,039
VMware LLC
1.80%, 08/15/28	15	14,182
2.20%, 08/15/31	10	8,840
		1,142,332
Telecommunications — 1.3%
America Movil SAB de CV
6.13%, 03/30/40	50	52,306
6.38%, 03/01/35	10	10,822
AT&T, Inc.
1.65%, 02/01/28	20	19,141
2.25%, 02/01/32	20	17,463
3.30%, 02/01/52	20	12,743
3.50%, 09/15/53	55	36,367
3.55%, 09/15/55	60	39,148
3.65%, 06/01/51	40	27,572
3.65%, 09/15/59	20	13,049
3.80%, 12/01/57	44	29,885
3.85%, 06/01/60	30	20,302
4.30%, 12/15/42	30	24,989
4.35%, 03/01/29	30	29,921
4.50%, 05/15/35	20	18,982
4.55%, 11/01/32	10	9,824
4.55%, 03/09/49	15	12,111
4.75%, 05/15/46	30	25,498
4.90%, 11/01/35	15	14,624
4.90%, 08/15/37	5	4,805
5.25%, 03/01/37	35	34,716
5.85%, 04/30/46	5	4,882
6.00%, 04/30/56	10	9,817
6.05%, 08/15/56	5	4,937
Bell Telephone Co. of Canada or Bell Canada, 4.46%, 04/01/48	10	8,348
British Telecommunications PLC, 9.63%, 12/15/30	15	17,858
Cisco Systems, Inc.
5.05%, 02/26/34	25	25,336
5.30%, 02/26/54	15	14,260
5.50%, 01/15/40	25	25,582
5.90%, 02/15/39	20	21,281
Corning, Inc.
4.38%, 11/15/57	5	4,009
4.70%, 03/15/37	20	19,225
5.45%, 11/15/79	15	13,823
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	30	33,928
Juniper Networks, Inc.
3.75%, 08/15/29	10	9,703
5.95%, 03/15/41	5	5,010
Motorola Solutions, Inc.
2.75%, 05/24/31	5	4,548
4.60%, 02/23/28	5	5,021
4.60%, 05/23/29	5	5,007
5.50%, 09/01/44	5	4,835
5.60%, 06/01/32	5	5,166
Orange SA, 9.00%, 03/01/31	10	11,746
Rogers Communications, Inc.
3.80%, 03/15/32	10	9,329
4.30%, 02/15/48	5	3,934
4.50%, 03/15/42	10	8,531
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/29	$15	$15,117
5.00%, 03/15/44	10	8,881
7.50%, 08/15/38	20	22,799
Sprint Capital Corp.
6.88%, 11/15/28	35	36,865
8.75%, 03/15/32	10	11,855
Telefonica Emisiones SA, 7.05%, 06/20/36	55	60,991
TELUS Corp., 3.40%, 05/13/32	5	4,575
T-Mobile USA, Inc.
2.05%, 02/15/28	5	4,812
2.25%, 11/15/31	20	17,615
2.63%, 02/15/29	20	19,051
3.00%, 02/15/41	15	11,153
3.30%, 02/15/51	25	16,538
3.38%, 04/15/29	25	24,260
3.40%, 10/15/52	30	19,931
3.50%, 04/15/31	25	23,684
3.60%, 11/15/60	20	13,163
3.88%, 04/15/30	20	19,462
4.50%, 04/15/50	30	24,456
5.00%, 02/15/36	15	14,783
5.75%, 01/15/54	30	28,990
5.80%, 09/15/62	10	9,718
5.85%, 02/15/56	10	9,795
6.70%, 12/15/33	5	5,496
Verizon Communications, Inc.
2.36%, 03/15/32	25	21,950
2.55%, 03/21/31	34	31,020
2.65%, 11/20/40	5	3,556
2.88%, 11/20/50	15	9,273
3.00%, 11/20/60	30	17,461
3.40%, 03/22/41	25	19,458
3.55%, 03/22/51	50	35,167
3.70%, 03/22/61	35	23,666
3.88%, 03/01/52	15	11,110
4.40%, 11/01/34	25	23,814
4.50%, 08/10/33	35	34,028
4.67%, 03/15/55	20	16,481
4.81%, 03/15/39	15	14,060
5.01%, 08/21/54	5	4,363
5.05%, 05/09/33	20	20,240
5.25%, 04/02/35	25	25,151
5.25%, 03/16/37	15	14,902
5.40%, 07/02/37	45	45,156
5.85%, 09/15/35	15	15,749
6.40%, 09/15/33	20	21,683
Vodafone Group PLC
4.25%, 09/17/50	12	9,309
4.88%, 06/19/49	5	4,283
5.25%, 05/30/48	5	4,540
6.15%, 02/27/37	24	25,787
6.25%, 11/30/32	5	5,338
		1,611,919
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	20	19,766
3.90%, 11/19/29	10	9,750
Mattel, Inc., 5.45%, 11/01/41	5	4,590
		34,106

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	$40	$39,665
3.55%, 02/15/50	15	10,869
5.20%, 04/15/54	75	69,526
5.80%, 03/15/56	5	5,049
Canadian National Railway Co.
3.20%, 08/02/46	5	3,550
3.85%, 08/05/32	10	9,547
6.20%, 06/01/36	5	5,429
6.25%, 08/01/34	5	5,455
6.38%, 11/15/37	5	5,529
6.90%, 07/15/28	5	5,258
Canadian Pacific Railway Co.
2.05%, 03/05/30	5	4,568
2.45%, 12/02/31	15	13,344
2.88%, 11/15/29	5	4,743
3.10%, 12/02/51	20	13,055
4.00%, 06/01/28	25	24,811
4.80%, 09/15/35	10	9,879
5.95%, 05/15/37	10	10,612
6.13%, 09/15/2115	10	10,341
CSX Corp.
2.40%, 02/15/30	10	9,284
2.50%, 05/15/51	5	2,926
3.25%, 06/01/27	5	4,953
3.80%, 11/01/46	5	3,871
4.10%, 11/15/32	20	19,387
4.30%, 03/01/48	5	4,122
4.50%, 11/15/52	5	4,215
4.50%, 08/01/54	5	4,166
4.65%, 03/01/68	10	8,211
4.75%, 11/15/48	5	4,432
5.50%, 04/15/41	5	5,036
6.15%, 05/01/37	10	10,803
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	14	12,143
FedEx Corp.
2.40%, 05/15/31	5	4,486
3.10%, 08/05/29	10	9,576
4.10%, 04/15/43	25	20,416
4.25%, 05/15/30	5	4,938
4.75%, 11/15/45	5	4,289
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(a)	25	24,604
4.95%, 03/15/33(a)	10	9,803
GXO Logistics, Inc., 2.65%, 07/15/31	5	4,433
Kirby Corp., 4.20%, 03/01/28	5	4,972
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,698
3.00%, 03/15/32	10	9,146
3.05%, 05/15/50	15	9,750
3.16%, 05/15/55	17	10,850
3.80%, 08/01/28	15	14,829
4.10%, 05/15/2121	5	3,451
4.45%, 03/01/33	5	4,913
4.55%, 06/01/53	10	8,327
5.35%, 08/01/54	15	14,102
Ryder System, Inc.
5.25%, 06/01/28	5	5,073
5.65%, 03/01/28	5	5,104
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.80%, 02/14/32	$15	$13,671
2.89%, 04/06/36	20	16,847
3.20%, 05/20/41	15	11,655
3.25%, 02/05/50	10	6,875
3.38%, 02/01/35	5	4,464
3.50%, 02/14/53	5	3,518
3.55%, 08/15/39	15	12,653
3.70%, 03/01/29	20	19,687
3.80%, 04/06/71	10	6,880
3.84%, 03/20/60	20	14,419
3.85%, 02/14/72	5	3,474
3.88%, 02/01/55	5	3,717
3.95%, 09/10/28	25	24,829
4.10%, 09/15/67	5	3,681
4.30%, 03/01/49	10	8,218
4.50%, 01/20/33	15	14,942
6.63%, 02/01/29	15	15,879
United Parcel Service, Inc.
2.50%, 09/01/29	10	9,434
3.40%, 03/15/29	10	9,755
4.45%, 04/01/30	20	20,068
4.88%, 03/03/33	10	10,147
5.05%, 03/03/53	15	13,503
5.20%, 04/01/40	5	4,947
5.25%, 05/14/35(b)	25	25,539
5.30%, 04/01/50	15	14,184
6.20%, 01/15/38	15	16,289
Walmart, Inc., 3.95%, 09/09/27	15	14,989
		846,803
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,362
3.10%, 06/01/51	5	3,179
3.50%, 06/01/32	20	18,497
6.05%, 03/15/34	20	21,064
		47,102
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	31,339
2.95%, 09/01/27	25	24,620
3.45%, 06/01/29	10	9,716
3.75%, 09/01/47	10	7,594
4.30%, 09/01/45	15	12,482
6.59%, 10/15/37	15	16,820
Essential Utilities, Inc.
3.35%, 04/15/50	25	16,837
3.57%, 05/01/29	15	14,558
United Utilities PLC, 6.88%, 08/15/28	20	20,924
		154,890
Total Corporate Bonds & Notes — 32.1% (Cost: $42,205,953)		40,036,675
Foreign Government Obligations(e)
Canada — 0.2%
Canada Government International Bonds, 3.75%, 04/26/28	5	4,977
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	11,737
Province of Alberta Canada, 1.30%, 07/22/30	10	8,899

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada
1.30%, 01/29/31	$5	$4,376
4.75%, 06/12/34	30	30,285
4.90%, 04/24/29	5	5,099
7.25%, 09/01/36	15	17,838
Province of Manitoba Canada, 4.90%, 05/31/34	5	5,084
Province of Ontario Canada
1.13%, 10/07/30	5	4,387
1.60%, 02/25/31	10	8,870
2.00%, 10/02/29	25	23,312
4.20%, 01/18/29	70	70,100
4.70%, 01/15/30	35	35,572
5.05%, 04/24/34	25	25,821
Province of Quebec Canada
1.35%, 05/28/30	10	8,948
4.25%, 09/05/34	30	29,277
		294,582
Chile — 0.2%
Chile Government International Bonds, 4.95%, 01/05/36	200	198,116
Indonesia — 0.2%
Indonesia Government International Bonds
4.35%, 02/21/31	10	9,834
4.45%, 04/15/70	15	11,839
4.65%, 09/20/32	200	196,885
		218,558
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	192,633
5.38%, 03/12/29	200	202,725
		395,358
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	190,730
Mexico — 0.4%
Mexico Government International Bonds
4.28%, 08/14/41	15	11,813
4.60%, 01/23/46	200	155,027
4.88%, 05/19/33	200	189,869
5.00%, 04/27/51	10	7,885
5.55%, 01/21/45	30	27,106
5.63%, 02/09/34	25	24,562
5.75%, 10/12/2110	5	4,082
6.75%, 09/27/34	25	26,516
7.50%, 04/08/33	25	28,340
		475,200
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	105	81,403
6.70%, 01/26/36	20	21,633
8.00%, 03/01/38	5	5,897
		108,933
Peru — 0.2%
Peruvian Government International Bonds
2.78%, 01/23/31	25	23,064
2.78%, 12/01/60	20	10,906
2.84%, 06/20/30	65	61,042
3.00%, 01/15/34	105	90,891
Security	Par (000)	Value
Peru (continued)
3.23%, 07/28/2121	$5	$2,738
8.75%, 11/21/33	26	31,700
		220,341
Philippines — 0.3%
Philippines Government International Bonds
2.95%, 05/05/45	200	134,946
3.75%, 01/14/29	200	196,946
5.00%, 01/27/36	15	14,671
		346,563
Poland — 0.2%
Republic of Poland Government International Bonds
4.88%, 10/04/33	57	57,001
5.13%, 09/18/34	95	95,394
5.38%, 04/14/36	25	25,090
5.50%, 03/18/54	10	9,270
5.75%, 11/16/32	30	31,556
		218,311
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	202,411
Supranational — 1.5%
African Development Bank
3.50%, 09/18/29	50	49,068
3.63%, 03/03/31	10	9,769
3.88%, 06/12/28	5	4,985
4.00%, 03/18/30	85	84,614
4.13%, 01/22/36	20	19,446
4.38%, 11/03/27	6	6,031
Asian Development Bank
0.75%, 10/08/30	5	4,333
1.88%, 01/24/30	5	4,626
3.13%, 08/20/27	5	4,950
3.63%, 08/28/29	5	4,931
3.88%, 06/14/33	45	43,848
4.00%, 01/12/33	15	14,759
4.13%, 05/30/30	10	10,002
4.13%, 01/12/34	30	29,599
4.25%, 01/14/36	25	24,658
4.38%, 01/14/28	90	90,519
4.38%, 03/06/29	10	10,082
4.38%, 03/22/35	45	44,962
5.82%, 06/16/28	5	5,159
Asian Infrastructure Investment Bank(The)
3.75%, 09/14/27	5	4,984
4.50%, 01/16/30	55	55,681
4.50%, 05/21/35	10	10,065
Corp. Andina de Fomento
5.00%, 01/24/29	15	15,267
5.00%, 01/22/30	15	15,303
Council of Europe Development Bank
4.13%, 01/24/29	5	5,007
4.50%, 01/15/30	35	35,407
European Bank for Reconstruction & Development, 4.25%, 03/13/34	15	14,872
European Investment Bank
0.75%, 09/23/30	5	4,341
1.63%, 05/13/31	10	8,879
3.75%, 05/15/29	5	4,957
3.75%, 02/14/33	240	232,719
3.88%, 06/15/28	50	49,869

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/13/34	$50	$49,284
4.88%, 02/15/36	10	10,335
Inter-American Development Bank
1.13%, 07/20/28	43	40,469
1.13%, 01/13/31	30	26,229
2.25%, 06/18/29	5	4,741
3.50%, 04/12/33	45	42,858
4.00%, 01/12/28	45	44,989
4.13%, 02/15/29(b)	10	10,015
4.13%, 01/23/36	5	4,874
4.38%, 01/24/44	10	9,240
Inter-American Investment Corp.
3.63%, 11/20/28	10	9,885
4.75%, 09/19/28	10	10,136
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	44,130
1.25%, 02/10/31	25	21,944
1.38%, 04/20/28	50	47,624
1.63%, 11/03/31	65	56,946
2.50%, 11/22/27	5	4,893
2.50%, 03/29/32	40	36,457
3.13%, 06/15/27	40	39,661
3.50%, 07/12/28	25	24,735
3.50%, 10/28/30	10	9,749
3.63%, 05/05/28(b)	65	64,532
3.63%, 09/21/29	5	4,928
3.88%, 02/14/30	20	19,837
3.88%, 08/28/34	50	48,313
4.00%, 07/25/30	5	4,978
4.00%, 01/10/31	20	19,882
4.00%, 05/06/32	45	44,450
4.13%, 03/20/30	60	60,025
4.50%, 04/10/31	30	30,458
4.63%, 01/15/32	55	56,116
4.75%, 11/14/33	20	20,526
International Finance Corp., 0.75%, 08/27/30(b)	10	8,696
		1,855,627
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	70	73,414
Total Foreign Government Obligations — 3.9% (Cost: $4,950,938)		4,798,144
Municipal Debt Obligations
California — 0.2%
California State University, RB, Class B,2.72%, 11/01/52(b)	40	26,177
City of San Francisco California Public Utilities Commission Water Revenue RB, BAB, 6.95%, 11/01/50	20	21,800
Los Angeles Community College District California, GO, BAB, 6.75%, 08/01/49(b)	25	27,397
Regents of the University of California Medical Center Pooled Revenue, RB, 3.01%, 05/15/50	60	38,438
State of California, GO, BAB, 7.30%, 10/01/39	70	80,045
University of California, RB
Series AD, 4.86%, 05/15/2112	25	20,493
Series BD, 3.35%, 07/01/29	35	34,140
Security	Par (000)	Value
California (continued)
Series BG, 3.07%, 05/15/51	$10	$6,473
		254,963
Florida — 0.0%
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41	50	45,510
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	21,492
Illinois — 0.1%
Chicago O'Hare International Airport, RB, Series C, Class C,4.47%, 01/01/49	25	21,483
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, Class A,6.90%, 12/01/40	22	25,095
State of Illinois, GO, 5.10%, 06/01/33	44	44,096
		90,674
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, BAB, Series E, 5.46%, 12/01/39	25	25,344
New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	50	56,874
New York — 0.1%
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	10	10,210
Metropolitan Transportation Authority, RB, BAB, Series 2010-A, 6.67%, 11/15/39	45	48,238
New York City Municipal Water Finance Authority, RB, BAB, 5.44%, 06/15/43	30	28,558
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	15	15,159
Port Authority of New York & New Jersey, RB, Series 174, 4.46%, 10/01/62	20	16,411
		118,576
Ohio — 0.1%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	20	24,881
JobsOhio Beverage System, RB, 4.53%, 01/01/35	25	25,005
		49,886
Oregon — 0.0%
State of Oregon, GO, 5.89%, 06/01/27	28	28,071
Texas — 0.1%
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(b)	25	23,292
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	50	34,565
State of Texas, GO, BAB, 5.52%, 04/01/39	19	18,788
Texas Natural Gas Securitization Finance Corp., RB
5.10%, 04/01/35(b)	12	12,102
5.17%, 04/01/41	25	25,066
		113,813
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	25	17,820

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	$25	$23,568
Total Municipal Debt Obligations — 0.7% (Cost: $979,164)		846,591
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.0%
Federal Home Loan Banks
3.25%, 06/09/28	90	88,637
3.25%, 11/16/28	990	974,003
5.50%, 07/15/36	35	37,721
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	248,928
Federal National Mortgage Association
0.88%, 08/05/30	200	175,314
5.63%, 07/15/37	186	201,708
6.25%, 05/15/29	50	53,020
6.63%, 11/15/30	100	109,994
7.25%, 05/15/30	35	38,933
Tennessee Valley Authority
3.50%, 12/15/42	67	55,128
5.50%, 06/15/38	10	10,688
5.88%, 04/01/36	50	54,988
6.15%, 01/15/38	185	208,066
7.13%, 05/01/30	190	210,123
		2,467,251
U.S. Government Obligations — 59.8%
U.S. Treasury Bonds
1.13%, 08/15/40	400	248,562
1.25%, 05/15/50	390	183,483
1.38%, 11/15/40	400	257,000
1.38%, 08/15/50	110	53,333
1.63%, 11/15/50	200	103,438
1.75%, 08/15/41	450	299,953
1.88%, 02/15/41	377	260,071
1.88%, 02/15/51	270	148,500
1.88%, 11/15/51	429	233,403
2.00%, 11/15/41	441	303,739
2.00%, 02/15/50	184	106,174
2.00%, 08/15/51	259	146,011
2.25%, 05/15/41	390	282,994
2.25%, 08/15/46	265	171,505
2.25%, 02/15/52	221	131,771
2.38%, 02/15/42	358	259,718
2.38%, 11/15/49	300	189,422
2.38%, 05/15/51	572	354,282
2.50%, 02/15/46	48	32,850
2.50%, 05/15/46	221	150,729
2.75%, 08/15/42	190	144,341
2.75%, 11/15/42	53	40,065
2.75%, 08/15/47	200	140,406
2.75%, 11/15/47	240	168,000
2.88%, 05/15/43	72	54,923
2.88%, 11/15/46	150	108,773
2.88%, 05/15/49	300	211,453
2.88%, 05/15/52	251	172,092
3.00%, 05/15/42	200	158,375
3.00%, 05/15/45	179	135,145
3.00%, 11/15/45	140	105,000
3.00%, 02/15/47	200	147,875
3.00%, 05/15/47	100	73,750
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 02/15/48	$280	$204,706
3.00%, 08/15/48	300	218,156
3.00%, 02/15/49	150	108,563
3.00%, 08/15/52	220	154,619
3.13%, 02/15/43	140	111,256
3.25%, 05/15/42	204	167,216
3.38%, 08/15/42	333	276,702
3.38%, 11/15/48	330	256,369
3.63%, 08/15/43	208	176,313
3.63%, 02/15/53	420	333,112
3.63%, 05/15/53	428	339,123
3.75%, 11/15/43	200	172,000
3.88%, 02/15/43	94	82,926
3.88%, 05/15/43	155	136,376
4.00%, 11/15/52	385	326,889
4.13%, 08/15/44	180	161,972
4.13%, 08/15/53	470	407,578
4.25%, 02/15/54	462	409,087
4.25%, 08/15/54	419	371,142
4.38%, 08/15/43	148	138,565
4.50%, 02/15/44	157	148,831
4.50%, 11/15/54	311	287,286
4.63%, 05/15/44	196	188,528
4.63%, 11/15/44	300	287,766
4.63%, 11/15/45	211	201,670
4.63%, 02/15/46	253	241,655
4.63%, 05/15/54	386	363,926
4.63%, 02/15/55	417	393,283
4.63%, 11/15/55	441	416,332
4.75%, 11/15/43	97	94,999
4.75%, 02/15/45	190	185,013
4.75%, 11/15/53	490	470,783
4.75%, 05/15/55	497	478,440
4.75%, 08/15/55	420	404,447
4.75%, 02/15/56	312	300,787
4.88%, 08/15/45	50	49,383
5.00%, 05/15/45	180	180,731
5.00%, 05/15/56	113	113,353
U.S. Treasury Notes
0.38%, 07/31/27	350	335,904
0.38%, 09/30/27	500	477,051
0.50%, 06/30/27	450	433,881
0.50%, 08/31/27	9	8,626
0.50%, 10/31/27	500	476,387
0.63%, 11/30/27	300	285,492
0.63%, 05/15/30	350	305,922
0.63%, 08/15/30	775	671,465
0.75%, 01/31/28	141	133,686
1.00%, 07/31/28	121	113,494
1.13%, 02/29/28	400	380,766
1.13%, 08/31/28	300	281,484
1.13%, 02/15/31	500	436,445
1.25%, 03/31/28	400	380,734
1.25%, 04/30/28	200	189,930
1.25%, 05/31/28	550	521,125
1.25%, 06/30/28	680	642,866
1.25%, 09/30/28	400	375,469
1.25%, 08/15/31	718	620,733
1.38%, 10/31/28	600	563,578
1.38%, 11/15/31	684	590,858
1.50%, 11/30/28	500	470,117

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 05/15/31	$920	$816,787
1.75%, 01/31/29	417	392,990
1.88%, 02/28/29	300	283,195
1.88%, 02/15/32	849	749,242
2.25%, 08/15/27	250	245,078
2.25%, 11/15/27	400	390,328
2.38%, 03/31/29	99	94,607
2.38%, 05/15/29	500	476,992
2.63%, 07/31/29	400	383,031
2.75%, 07/31/27	600	591,914
2.75%, 05/31/29	402	386,948
2.75%, 08/15/32	700	643,453
2.88%, 08/15/28	500	487,969
2.88%, 04/30/29	300	290,367
2.88%, 05/15/32	700	650,781
3.13%, 08/31/27	600	594,023
3.13%, 11/15/28	600	587,344
3.13%, 08/31/29	270	262,259
3.25%, 06/30/27	600	595,805
3.25%, 06/30/29	250	244,199
3.38%, 11/30/27	340	337,091
3.38%, 12/31/27(b)	660	653,838
3.38%, 05/15/33	763	721,393
3.50%, 09/30/27	690	686,011
3.50%, 10/31/27	660	655,798
3.50%, 01/31/28	452	448,433
3.50%, 04/30/28	103	102,046
3.50%, 09/30/29	542	532,303
3.50%, 01/31/30	100	97,977
3.50%, 04/30/30	91	89,024
3.50%, 11/30/30	131	127,664
3.50%, 02/28/31	480	467,100
3.50%, 02/15/33	285	272,264
3.63%, 08/31/27	730	727,148
3.63%, 05/31/28	319	316,670
3.63%, 08/15/28	550	545,488
3.63%, 03/31/30	200	196,672
3.63%, 08/31/30	640	627,700
3.63%, 09/30/30	430	421,635
3.63%, 10/31/30	200	196,000
3.63%, 12/31/30	630	616,809
3.63%, 09/30/31	379	369,199
3.75%, 08/15/27	610	608,642
3.75%, 04/30/28	595	592,281
3.75%, 12/31/28	400	397,156
3.75%, 05/31/30	300	296,086
3.75%, 06/30/30	300	295,922
3.75%, 12/31/30	317	311,973
3.75%, 01/31/31	135	132,827
3.75%, 08/31/31	119	116,666
3.75%, 02/28/33	282	273,474
3.88%, 07/31/27	750	749,414
3.88%, 12/31/27	300	299,484
3.88%, 03/31/28	371	370,203
3.88%, 09/30/29	200	198,750
3.88%, 11/30/29	630	625,669
3.88%, 12/31/29	260	258,152
3.88%, 04/30/30	715	709,135
3.88%, 06/30/30	530	525,321
3.88%, 07/31/30	430	426,103
3.88%, 03/31/31	460	454,825
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 04/30/31	$600	$593,109
3.88%, 08/31/32	54	52,928
3.88%, 09/30/32	198	193,994
3.88%, 12/31/32	150	146,707
3.88%, 08/15/33	331	322,363
3.88%, 08/15/34	843	815,207
4.00%, 12/15/27	607	607,213
4.00%, 02/29/28	89	89,014
4.00%, 01/31/29	500	499,375
4.00%, 10/31/29	500	498,711
4.00%, 02/28/30	900	896,977
4.00%, 03/31/30	540	538,144
4.00%, 05/31/30	161	160,371
4.00%, 07/31/30	260	258,883
4.00%, 01/31/31	300	298,266
4.00%, 06/30/32	290	286,534
4.00%, 07/31/32	278	274,503
4.00%, 01/31/33	150	147,691
4.00%, 02/15/34	784	767,217
4.00%, 11/15/35	648	626,839
4.13%, 07/31/28	268	268,586
4.13%, 03/31/29	500	500,977
4.13%, 10/31/29	478	478,597
4.13%, 11/30/29	386	386,513
4.13%, 08/31/30	273	272,979
4.13%, 03/31/31	400	399,656
4.13%, 11/30/31	350	349,043
4.13%, 02/29/32	448	446,250
4.13%, 05/31/32	182	181,104
4.13%, 11/15/32	240	238,313
4.13%, 04/30/33	342	338,820
4.13%, 02/15/36	559	545,462
4.25%, 01/15/28	117	117,466
4.25%, 02/28/29	400	402,062
4.25%, 06/30/29	575	578,055
4.25%, 01/31/30	730	733,764
4.25%, 02/28/31	124	124,591
4.25%, 06/30/31	300	301,289
4.25%, 11/15/34	780	773,297
4.25%, 05/15/35	808	799,036
4.25%, 08/15/35	689	680,603
4.38%, 07/15/27	700	703,418
4.38%, 08/31/28	518	521,845
4.38%, 11/30/28	473	476,769
4.38%, 12/31/29	780	787,373
4.38%, 11/30/30	290	292,877
4.38%, 01/31/32	49	49,436
4.38%, 05/15/34	665	666,559
4.38%, 05/15/36	254	252,730
4.50%, 05/31/29	500	506,133
4.50%, 12/31/31	88	89,341
4.50%, 11/15/33	769	778,132
4.63%, 09/30/28	497	503,562
4.63%, 04/30/29	520	528,044
4.63%, 09/30/30	200	203,953
4.63%, 04/30/31	400	408,406
4.63%, 05/31/31	500	510,508
4.63%, 02/15/35	519	528,001

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 10/31/28	$110	$112,097
		74,560,383
Total U.S. Government & Agency Obligations — 61.8% (Cost: $82,132,794)		77,027,634
Total Long-Term Investments — 98.5% (Cost: $130,268,849)		122,709,044
	Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(f)(g)(h)	1,906,873	1,906,873
Total Short-Term Securities — 1.5% (Cost: $1,906,873)		1,906,873
Total Investments — 100.0% (Cost: $132,175,722)		124,615,917
Liabilities in Excess of Other Assets — (0.0)%		(18,276)
Net Assets — 100.0%		$124,597,641

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,415,763	$491,110 (a)	$—	$—	$—	$1,906,873	1,906,873	$7,502 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$40,036,675	$—	$40,036,675
Foreign Government Obligations	—	4,798,144	—	4,798,144
Municipal Debt Obligations	—	846,591	—	846,591
U.S. Government & Agency Obligations	—	77,027,634	—	77,027,634
Short-Term Securities
Money Market Funds	1,906,873	—	—	1,906,873
	$1,906,873	$122,709,044	$—	$124,615,917

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation

GOL	General Obligation Limited
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate